UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
--------

FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2010

DATE OF REPORTING PERIOD: JUNE 30, 2010

Item 1. Reports to Stockholders

           The Semi-Annual Report to Shareholders follows

FOREWORD

This report is for the information of the shareholders of the Funds. It is the Funds’ practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the Bond Market Overview letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Bond Market Overview
FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:

Through the first four months of the reporting period, markets performed much as they had during 2009. Stock markets rallied and within the fixed income markets riskier investments provided the highest returns. But in late April several factors, beginning with concern about Greece’s ability to repay its debt, led to a trend of worldwide risk aversion that carried through the end of the reporting period. In particular, investor confidence fell because of the sovereign debt crisis in Europe, the BP oil spill, worries about slower growth in China, uncertainty due to financial regulatory reform, record budget deficits, and signs of slowing growth in the U.S. In the ensuing “flight to safety,” investors moved from riskier investments, such as stocks, to high quality U.S. fixed income securities. The benchmark 2-year U.S. Treasury note yield fell to an all-time low, ending the period at .61%. The 10-year Treasury note yield moved from 3.8% to 2.9%, a level that in the last 40 years had previously only been seen following the collapse of Lehman in late 2008.

Although the U.S. economy continued its recovery during the reporting period, the Federal Reserve (the “Fed”) maintained the benchmark federal funds rate at the all-time low level of 0% to .25%. The Fed’s stance reflected several factors. The unemployment rate has remained very high (9.5% in June). The rate of inflation has been very low—the consumer price index was up only 1.1% year-over-year in June. And the recovery remained vulnerable to external shocks such as the European sovereign debt crisis. Consequently, the Fed has indicated that it expects to keep the federal funds rate at exceptionally low levels for an extended period.

In this environment, the tax-exempt bond market provided solid returns, gaining 3.3% during the reporting period, according to Bank of America Merrill Lynch. In general, the market benefited from the decline in interest rates throughout the fixed income markets during the reporting period. In particular, the tax-exempt bond market was supported by substantial investor demand and reduced new issue supply. On the demand side, municipal bond funds took in over $19 billion of net new cash as investors moved out of very low yielding tax-exempt money market funds into longer term, higher yielding bond funds. Higher income tax rates in many states and the prospect of higher federal income tax rates next year also created demand for tax-exempt bonds. On the supply side, tax-exempt municipal bond issuance fell by 21.7% versus last year due to the Build America Bond program, a part of the Obama administration’s stimulus program that allows municipalities to issue taxable bonds and receive an interest rate subsidy from the federal government.

During the reporting period, there was media coverage about the concern for potential widespread defaults in the municipal bond market. While there is no question that many municipalities are under pressure due to the recent recession, it is a long way

1

Bond Market Overview (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

from financial duress to default. In many states, municipalities cannot legally declare bankruptcy. And, unlike corporations, a municipality cannot cease to exist so it has a strong incentive to avoid default since it needs access to the bond market in order to function. In fact, investment grade municipal bonds historically have had exceptionally low default rates. According to Moody’s Investors Service, the cumulative default rate for investment grade municipal bonds since 1970 has been 0.06%. All the same, credit risk in the municipal bond market continued to increase during the review period due to the economic pressures faced by many states and municipalities. This risk may be more significant for investors who concentrate their investments in the municipal securities of one state.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

July 30, 2010

This Bond Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Bond Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Bond Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

2

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2010, and held for the entire six-month period ended June 30, 2010. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

3

Fund Expenses (unaudited)
TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,026.07	$4.87
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.98	$4.86

Expense Example – Class B Shares
Actual	$1,000.00	$1,022.48	$8.37
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.51	$8.35

* Expenses are equal to the annualized expense ratio of .97% for Class A shares and 1.67% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

4

Portfolio of Investments)
TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.9%
		Alabama—1.5%
$ 5,835	M	Alabama Water Pollution Control Auth. 6% 8/15/2014	$ 5,871,352
5,000	M	Mobile Alabama Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	5,147,250
			11,018,602

		Alaska—.7%
5,125	M	Alaska Hsg. Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033	5,327,438

		Arizona—2.4%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,364,550
4,095	M	Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010	4,121,208
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,508,716

			16,994,474

		Arkansas—.7%
5,000	M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,201,250

		California—3.0%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,001,950
6,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	6,172,500
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,275,200
5,000	M	San Francisco City & Cnty. COP 4.75% 9/1/2033	4,903,250

			21,352,900

		Colorado—.7%
4,965	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,272,582

		Connecticut—1.3%
9,000	M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrast.
		6.125% 9/1/2012	9,505,890

		District of Columbia—1.6%
5,000	M	District of Columbia GO Series “B” 6% 6/1/2021	6,074,400
5,000	M	District of Columbia Rev. (Medlantic/Helix) 5.5% 8/15/2028	5,276,700

			11,351,100

		Florida—9.2%
5,000	M	Broward Cnty. Airport Sys. Rev. 5.375% 10/1/2029	5,231,400
6,500	M	Duval County School Board Master Lease Prog. 5.25% 7/1/2035	6,626,100
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	6,014,910

5

Portfolio of Investments (continued)
TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		Florida (continued)
$ 5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	$ 5,359,000
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax Rev.
		5.375% 10/1/2028	5,335,550
5,000	M	Miami-Dade County Pub. Facs. (Jackson Health System)
		5.5% 6/1/2029	5,307,200
		Miami-Dade County School Board Certificates of Participation:
5,000	M	5.25% 5/1/2029	5,228,200
5,000	M	5.375% 2/1/2034	5,218,000
5,050	M	Miami-Dade County Spl. Oblig. (Cap. Asset Acquisition)
		5% 4/1/2029	5,219,579
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,424,700
5,000	M	Orange County Sch. Brd. COP 5.5% 8/1/2034	5,334,750
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,093,650
1,000	M	Tampa Sports Auth. Rev. (Tampa Bay Arena) 5.75% 10/1/2020	1,100,390

			66,493,429

		Georgia—8.9%
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019	10,174,339
5,000	M	5.25% 11/1/2034	5,197,900
5,000	M	Augusta Water & Sewer Rev. 5.25% 10/1/2039	5,191,350
2,205	M	De Kalb Private Hosp. Auth. Rev. 5.125% 11/15/2034	2,266,850
5,000	M	JPMorgan Chase Putters 8.992% 1/1/2016* (when-issued)	5,434,800
		Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
16,350	M	6.25% 7/1/2011	17,262,821
17,000	M	6% 7/1/2013	18,780,580

			64,308,640

		Illinois—9.8%
		Chicago Board of Education Lease Certificates of
		Participation Series “A”:
5,000	M	6% 1/1/2016	5,805,200
29,200	M	6% 1/1/2020	33,894,484
3,000	M	Illinois Development Fin. Auth. Rev. Rockford School
		6.65% 2/1/2011	3,103,860
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5.25% 1/1/2022	5,335,100
5,000	M	Children’s Mem. Hosp. 5.25% 8/15/2033	5,119,200
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030	7,577,710

6

Principal
Amount		Security	Value

		Illinois (continued)
$ 4,000	M	Regional Transportation Auth. 7.75% 6/1/2019	$ 5,156,880
5,000	M	Springfield Electric Rev. 5% 3/1/2027	5,186,900

			71,179,334

		Indiana—3.5%
7,540	M	Greater Clark Cnty. Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026	8,097,507
7,635	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev. 6.125% 7/1/2029	8,268,018
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	9,033,801

			25,399,326

		Iowa—.5%
3,435	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028	3,622,104

		Kentucky—1.1%
5,000	M	Kentucky Eco. Dev. Fin. Auth. (Louisville Arena Proj.)
		5.75% 12/1/2028	5,436,600
2,650	M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029	2,786,369

			8,222,969

		Louisiana—.7%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	5,390,167

		Maine—.7%
5,000M	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	5,311,500

		Massachusetts—4.0%
7,055	M	Boston Water & Sewer Rev. 5.75% 11/1/2013	7,631,041
10,000	M	JPMorgan Chase Putters 8.872% 2/15/2016*	10,819,300
5,000	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	5,105,000
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034	5,109,050

			28,664,391

		Michigan—5.7%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	6,018,100
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,479,000
7,815	M	Michigan State Environmental Protection Prog. GO
		6.25% 11/1/2012	8,247,091
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	10,697,900

7

Portfolio of Investments (continued)
TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		Michigan (continued)
$ 5,000	M	Michigan State Hosp. Fin. Auth. (Trinity Health) 6.25% 12/1/2028	$ 5,544,550
4,500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	5,278,860

			41,265,501

		Missouri—2.2%
		Missouri State Health & Educ. Facs. Auth. Revenue:
10,000	M	BJC Health Systems 6.75% 5/15/2011	10,547,200
5,000	M	St. Luke’s Health 5.5% 11/15/2028	5,367,050

			15,914,250

		Montana—.7%
4,925	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	5,113,923

		New Jersey—.7%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030	5,270,250

		New Mexico—.7%
5,000	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5.25% 7/1/2031	5,208,750

		New York—10.0%
6,870	M	JPMorgan Chase Putters 9.092% 12/15/2015* (when-issued)	7,392,670
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	27,530,800
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027	11,901,200
5,000	M	State University 5.875% 5/15/2017	5,804,300
5,000	M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033	5,322,950
5,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth.
		5% 4/1/2021	5,413,400
7,780	M	Port Authority of New York & New Jersey Drivers
		8.75% 8/15/2015*	9,076,693

			72,442,013

		North Carolina—1.9%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034	5,184,400
8,000	M	North Carolina Municipal Pwr. Agency (Catawba Electric)
		6% 1/1/2011	8,209,120

			13,393,520

8

Principal
Amount		Security	Value

		North Dakota—2.2%
$ 9,695	M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
		7.2% 6/30/2013	$10,590,527
4,695	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	4,979,940

			15,570,467

		Ohio—4.1%
5,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
		5.25% 2/15/2026	5,387,600
6,000	M	Jefferson County Jail Construction GO 5.75% 12/1/2019	6,663,840
5,000	M	Ohio State Hospital Facility Health Revenue 5.5% 1/1/2034	5,313,700
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
4,750	M	6.125% 9/1/2028	5,200,490
6,720	M	5.85% 9/1/2033	7,224,605

			29,790,235

		Oklahoma—1.4%
10,000	M	Tulsa Pub. Facs. Auth. Lease Rev. 5.25% 11/15/2036	10,338,900

		Pennsylvania—1.8%
5,000	M	Philadelphia GO 7.125% 7/15/2038	5,667,700
6,660	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	7,147,046

			12,814,746

		Rhode Island—1.0%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,512,680

		Texas—12.4%
14,000	M	Austin Utilities Systems Rev. 6% 11/15/2013	15,091,020
5,000	M	Dallas Cnty. Util. & Reclamation Dist. GO 5.375% 2/15/2029	5,023,150
		Harris County Toll Road Sub. Liens General Obligations Series “A”:
11,065	M	6.5% 8/15/2012	12,404,971
7,000	M	6.5% 8/15/2013	8,160,320
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030	5,425,850
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032	5,266,350
5,000	M	Wtr. and Swr. Rev. 5% 11/15/2027	5,364,250
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6.25% 12/15/2013	4,475,480
6,035	M	6.25% 12/15/2015	6,903,919

9

Portfolio of Investments (continued)
TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security		Value

		Texas (continued)
$ 5,000	M	JP Morgan Chase Putters 8.812% 2/1/2030*		$ 5,579,450
10,000	M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028		10,253,400
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030		5,424,250

				89,372,410

		Utah—.2%
1,120	M	Provo Electric System Rev. 10.375% 9/15/2015		1,393,706

		Washington—1.8%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,541,750
7,000	M	Providence Health 5.25% 10/1/2033		7,275,100

				12,816,850

		West Virginia—.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		4,750,650

		Wisconsin—2.1%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021		15,435,240

Total Value of Municipal Bonds (cost $664,629,680)			99.9%	723,020,187
Other Assets, Less Liabilities			.1	531,497
Net Assets			100.0%	$723,551,684

* Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at June 30, 2010.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

10	See notes to financial statements

Fund Expenses (unaudited)
TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,029.50	$5.08
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.78	$5.06

Expense Example – Class B Shares
Actual	$1,000.00	$1,026.20	$8.59
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.31	$8.55

* Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

11

Portfolio of Investments
TAX EXEMPT FUND II
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—100.3%
		Alabama—2.5%
$ 1,000	M	Alabama State University Rev. 5.25% 9/1/2034	$ 1,062,730
2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	2,722,300
1,000	M	Phenix City Water & Sewer Rev. 5% 8/15/2034	1,028,730

			4,813,760

		Alaska—2.3%
1,000	M	Alaska Intl. Airport Rev. Series “B” 5.75% 10/1/2012*	1,112,780
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,454,110

			4,566,890

		Arizona—5.2%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,409,738
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,351,900
1,000	M	Greater Dev. Auth. Infrastructure Rev. 5% 8/1/2029	1,039,180
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,312,380

			10,113,198

		California—4.6%
1,100	M	Alhambra Sch. District GO 5.25% 8/1/2028	1,172,754
3,090	M	Alum Rock Elem. Sch. District GO 5.25% 8/1/2029	3,282,074
1,415	M	California Hlth. Facs. Fing. Auth. Rev. 5.25% 7/1/2038	1,410,882
2,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2039	2,110,640
1,000	M	Marin Wtr. Dist. Fing. Auth. Rev. 5% 7/1/2030	1,070,280

			9,046,630

		Connecticut—3.2%
5,000	M	Connecticut State Hlth. & Edl. Facs. Rev. 5% 7/1/2040	5,302,600
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,064,720

			6,367,320

		District of Columbia—1.6%
3,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2029	3,170,460

12

Principal
Amount		Security	Value

		Florida—7.6%
		Broward County Sch. Brd. Certificates of Participation:
$ 1,000	M	5.125% 7/1/2026	$ 1,051,140
1,000	M	5.25% 7/1/2027	1,054,260
1,000	M	Columbia Cnty. Sch. Brd. COP 5% 7/1/2027	1,018,320
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,925,193
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,142,750
1,600	M	Palm Beach County Hlth. Facs. Auth. Rev. 5% 7/1/2030	1,602,496
1,000	M	Panama City Beach Utility Rev. 5% 6/1/2030	1,036,360

			14,830,519

		Georgia—6.9%
2,500	M	Atlanta Wtr. & Wastewater Rev. 5.25% 11/1/2034	2,598,950
2,000	M	Brunswick & Glynn Cnty. Wtr. & Swr. Rev. 5% 6/1/2033	2,092,280
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,607,535
2,000	M	Cobb County Dev. Auth. Sports & Rec. Facs. Lease Rev.
		5% 7/15/2040 (when-issued)	2,001,520
1,000	M	Cobb County Hosp. Auth. Rev. (Kennestone Hosp.) 5.5% 4/1/2037	1,056,320
1,000	M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
		5.125% 12/1/2021	1,015,430
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,217,060
1,000	M	Savannah Economic Dev. Auth. Rev. 5% 6/15/2039	1,020,240

			13,609,335

		Illinois—.6%
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,179,520

		Indiana—5.3%
1,030	M	Baugo School Bldg. Corp. 5.5% 1/15/2012*	1,109,701
3,000	M	Indiana State Fin. Auth. Rev. 5.25% 12/1/2038	3,105,810
1,000	M	Indianapolis Thermal Energy Sys. Rev. 5% 10/1/2029	1,019,970
1,105	M	Merrillville Multi-School Building Corp. GO 5.5% 1/15/2012*	1,191,046
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028	1,612,875
1,000	M	5.25% 7/15/2029	1,070,310
1,250	M	Zionsville Community Schools Bldg. Corp. GO 5.75% 1/15/2012*	1,352,125

			10,461,837

		Kentucky—.6%
1,110	M	Paducah Elec. Plant Brd. Rev. 5.25% 10/1/2035	1,160,605

13

Portfolio of Investments (continued)
TAX EXEMPT FUND II
June 30, 2010

Principal
Amount		Security	Value

		Louisiana—4.8%
		Louisiana Loc. Govt. Env. Facs. & Cmnty. Dev. Auth. Revenue:
$ 1,845	M	5.25% 10/1/2021	$ 1,806,513
1,000	M	5% 2/1/2029	1,040,920
1,500	M	Louisiana St. Citizens Ppty. Rev. 6.125% 6/1/2025	1,641,885
		New Orleans Aviation Brd. Revenue:
1,000	M	Airport Rev. 6% 1/1/2023	1,135,240
1,435	M	Gulf Opportunity Zone Rev. 5.125% 1/1/2036	1,427,925
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,455,807

			9,508,290

		Massachusetts—4.3%
1,500	M	Massachusetts State GO 5.25% 8/1/2022	1,790,040
1,500	M	Massachusetts State Dept. Trans. Met. Hwy. Sys. Rev. 5% 1/1/2030	1,604,760
5,000	M	Massachusetts State Hlth. & Edl. Facs. Auth. Rev. 5% 7/1/2034	5,109,050

			8,503,850

		Michigan—3.1%
3,000	M	Detroit Distributable St. Aid GO 5% 11/1/2030	2,999,790
1,250	M	Ferris State University Rev. 5% 10/1/2028	1,311,050
1,900	M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	1,844,349

			6,155,189

		Mississippi—2.5%
		Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,844,950
2,000	M	5.625% 7/1/2039	2,139,080

			4,984,030

		Missouri—.5%
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,064,870

		Nebraska—.5%
1,000	M	University of Nebraska Rev. 5% 5/15/2035	1,050,450

		New Hampshire—.5%
1,000	M	Manchester Arpt. Rev. 5.125% 1/1/2030	1,017,580

14

Principal
Amount		Security	Value

		New Jersey—3.8%
$ 1,000	M	New Jersey Edl. Facs. Auth. Rev. 5.375% 7/1/2038	$ 1,065,870
1,000	M	New Jersey Health Care Facs. Fing. Auth. Rev. 5.25% 1/1/2031	1,037,640
1,025	M	New Jersey State Higher Ed. Assist. Rev. 5% 12/1/2036	1,020,490
4,000	M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038	4,384,800

			7,508,800

		New York—1.6%
		Camden Central School District General Obligations:
725	M	5.5% 3/15/2016	783,449
250	M	5.5% 3/15/2017	270,555
2,000	M	Tompkins County Indl. Dev. Agy. Rev. 5% 7/1/2037	2,115,340

			3,169,344

		North Carolina—5.0%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Rev. 5.25% 1/15/2034	1,036,880
1,000	M	Nash Cnty. Ltd. Oblig. Rev. 5% 10/1/2030	1,053,240
1,000	M	New Hanover Cnty. Hosp. Rev. 5.125% 10/1/2031	1,033,040
3,300	M	North Carolina Med. Care Commn. Hlth. Care Facs. Rev.
		5% 6/1/2042	3,398,769
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,220,890

			9,742,819

		Ohio—4.0%
2,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
		5% 2/15//2024	2,147,600
1,500	M	Franklin Cnty. Hosp. Rev. 5% 11/1/2034	1,522,260
1,500	M	Ohio State Bldg. Auth. State Facs. 5.5% 4/1/2012*	1,632,510
2,000	M	Ohio State Higher Edl. Facs. Rev. 5.25% 11/15/2035	2,026,020
450	M	Youngstown GO 6% 12/1/2010*	465,129

			7,793,519

		Oklahoma—.6%
1,000	M	Oklahoma State Wtr. Res. Brd. Rev. 5% 10/1/2030	1,085,560

		Pennsylvania—5.7%
2,500	M	Beaver Cnty. GO 5.55% 11/15/2031	2,693,625
3,000	M	Coatesville Sch. Dist. GO 5% 8/15/2030 (when-issued)	3,163,200
1,000	M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5.25% 6/1/2013*	1,126,540

15

Portfolio of Investments (continued)
TAX EXEMPT FUND II
June 30, 2010

Principal
Amount		Security	Value

		Pennsylvania (continued)
		West Mifflin Area School Dist. General Obligations:
$ 2,910	M	5.375% 4/1/2027	$ 3,178,011
1,000	M	5.375% 4/1/2028	1,086,250

			11,247,626

		Puerto Rico—.4%
805	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6.25% 7/1/2016	808,655

		Rhode Island—3.5%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Pub. Schs. Fing. Program:
3,250	M	5.25% 5/15/2029	3,361,638
2,000	M	5% 5/15/2034	2,028,520
1,415	M	University of Rhode Island 5.25% 9/15/2029	1,497,466

			6,887,624

		South Carolina—3.2%
1,000	M	Anderson Water & Swr. System Rev. 5% 7/1/2034	1,041,940
5,000	M	Spartanburg Wtrwks. Rev. 5% 6/1/2035	5,207,950

			6,249,890

		South Dakota—.8%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,590,015

		Tennessee—1.1%
1,000	M	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev. 5% 10/1/2023	1,017,660
1,000	M	Manchester GO 5% 6/1/2038	1,045,320

			2,062,980

		Texas—9.8%
2,000	M	Allen Indpt. School District GO 5% 2/15/2034	2,096,220
		Harris Cnty. Cultural Ed. Facs. Fin. Corp. Revenue:
3,500	M	5% 10/1/2029	3,601,640
1,750	M	5.25% 10/1/2029	1,833,459
5,000	M	Harris Cnty. Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,172,600
1,250	M	Parker Cnty. GO 5% 2/15/2029	1,320,750
5,000	M	Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev. 5% 11/15/2029	5,146,800

			19,171,469

16

Principal
Amount		Security		Value

		Washington—4.2%
		Washington State Health Care Facs. Auth. Revenue:
$ 5,000	M	5.25% 10/1/2033		$ 5,196,500
3,000	M	5% 10/1/2039 (when-issued)		2,986,050

				8,182,550

Total Value of Municipal Bonds (cost $186,789,266)				197,105,184

		SHORT-TERM TAX EXEMPT INVESTMENTS—1.8%
		Adjustable Rate Notes**
2,500	M	Missouri State Hlth. & Edl. Facs. Auth. Rev. .16%		2,500,000
1,000	M	New York GO .13%		1,000,000

Total Value of Short-Term Tax Exempt Investments (cost $3,500,000)				3,500,000

Total Value of Municipal Investments (cost $190,289,266)			102.1%	200,605,184
Excess of Liabilities Over Other Assets			(2.1)	(4,089,243)
Net Assets			100.0%	$ 196,515,941

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rate is determined and reset periodically by the issuer and is the rate in effect at
June 30, 2010.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

See notes to financial statements	17

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,024.17	$5.22
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.63	$5.21

Expense Example – Class B Shares
Actual	$1,000.00	$1,020.64	$8.72
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.16	$8.70

* Expenses are equal to the annualized expense ratio of 1.04% for Class A shares and 1.74% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

18

Portfolio of Investments)
CALIFORNIA TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—96.9%
		Certificates of Participation—17.9%
$ 500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012	$ 561,720
1,000	M	El Dorado Irrigation District 6.25% 8/1/2029	1,076,000
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022	784,905
1,000	M	Mojave Water Agency 5.5% 6/1/2029	1,056,210
500	M	Val Verde Unified School District 5% 3/1/2029	499,365
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024	1,030,620
500	M	Western Placer Unified School District 5.25% 8/1/2030	506,100

			5,514,920

		General Obligations—27.7%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028	1,066,140
1,000	M	Chico Unified School District 5% 8/1/2026	1,040,420
1,000	M	College of the Sequoias 5.25% 8/1/2029	1,063,060
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029	1,043,310
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.) 6.25% 2/1/2016	749,502
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,067,700
750	M	Natomas Unified School District 5.95% 9/1/2021	864,420
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2028	1,167,460
424	M	Walnut Valley School District 7.2% 2/1/2016	465,734

			8,527,746

		Health Care—17.0%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children’s Hospital Los Angeles 5.125% 7/1/2031	1,000,390
		Providence Health Services:
1,000	M	6.5% 10/1/2033	1,140,220
1,000	M	5.5% 10/1/2039	1,049,440
1,000	M	Stanford Hospital 5.25% 11/15/2031	1,023,240
1,000	M	California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph’s)
		5.125% 7/1/2024	1,028,750

			5,242,040

		Housing—3.3%
1,000	M	California Hsg. Fin. Agy. Rev. 5.2% 8/1/2028	1,001,190

		Transportation—6.8%
1,000	M	Los Angeles Airport Rev. 5% 5/15/2032	1,026,610
1,000	M	San Francisco City & Cnty. Airport Rev. 5.25% 5/1/2025	1,084,020

			2,110,630

19

Portfolio of Investments (continued)
CALIFORNIA TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		Utilities—6.0%
$ 750	M	South Gate Public Fing. Auth. Wtr. Rev. Series “A” 6% 10/1/2012	$ 786,210
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,073,640

			1,859,850

		Other Revenue—18.2%
1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	1,096,370
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,082,140
1,000	M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5.25% 8/1/2020	1,014,930
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	554,095
1,000	M	Sacramento Cnty. Airport Sys. Rev. 5.5% 7/1/2034	1,059,000
700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	814,121

			5,620,656

Total Value of Municipal Bonds (cost $28,163,855)		96.9%	29,877,032
Other Assets, Less Liabilities		3.1	969,720

Net Assets		100.0%	$30,846,752

20	See notes to financial statements

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,020.73	$5.16
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.68	$5.16
Expense Example – Class B Shares
Actual	$1,000.00	$1,017.11	$8.65
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.21	$8.65

* Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

21

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.5%
		Education—27.3%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$ 1,000	M	Loomis Chafee School 5% 7/1/2030	$ 1,041,470
		Quinnipiac University:
1,000	M	5% 7/1/2025	1,042,850
1,000	M	5.75% 7/1/2033	1,093,060
1,000	M	Renbrook School 5% 7/1/2030	1,000,000
1,000	M	Salisbury School 5% 7/1/2028	1,065,790
1,000	M	Trinity College Series “H” 5% 7/1/2019	1,102,000
1,000	M	Westminster School 5% 7/1/2037	1,031,570
1,000	M	Yale University 4.85% 7/1/2037	1,041,730
		University of Connecticut:
600	M	Student Fees Rev. 5.25% 11/15/2021	647,334
1,000	M	University Rev. 4.75% 2/15/2029	1,051,600

			10,117,404

		General Obligations—19.6%
1,000	M	Bridgeport 5% 12/1/2023	1,066,120
690	M	Connecticut State Series “E” 6% 3/15/2012	753,314
1,000	M	Glastonbury 5% 6/15/2021	1,102,910
		New Britain:
430	M	6% 3/1/2012	455,809
1,000	M	4.75% 4/1/2028	1,140,630
2,000	M	New Haven 5% 3/1/2026	2,143,680
580	M	Stratford 5% 12/15/2023	613,640

			7,276,103

		Health Care—19.8%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,500	M	Ascension Health Senior Center 5% 11/15/2040	1,547,505
260	M	Bridgeport Hospital 6.5% 7/1/2012	260,796
		Child Care Facilities Program:
400	M	5.5% 7/1/2019	403,704
1,000	M	6% 7/1/2038	1,094,950
1,250	M	Children’s Medical Center Series “B” 5% 7/1/2021	1,254,712
500	M	Stamford Hospital 5% 7/1/2030	501,955
205	M	Village Families & Children Series “A” 5% 7/1/2017	207,448
1,000	M	William W. Backus Hospital 5% 7/1/2025	1,045,600
500	M	Yale-New Haven Hospital 5% 7/1/2026	512,495

22

Principal
Amount		Security	Value

		Health Care (continued)
$ 500	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6.25% 7/1/2016	$ 502,270

			7,331,435

		Housing—6.5%
		Connecticut State Housing Finance Authority:
500	M	Group Home Mtg. 5.85% 6/15/2030	506,615
1,750	M	Next Steps 7, 5% 6/15/2024	1,894,113

			2,400,728

		Transportation—6.6%
		Connecticut State Special Tax Obligation Revenue:
250	M	Fuel Tax & Transit Rev. 6.125% 9/1/2012	264,052
		Transportation Infrastructure:
1,000	M	5% 11/1/2025	1,100,380
1,000	M	5% 8/1/2027	1,074,220

			2,438,652

		Utilities—10.1%
1,125	M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035	1,142,944
		Puerto Rico Commonwealth Aqueduct & Swr. Auth. Revenue:
1,000	M	5% 7/1/2025	1,044,910
500	M	5% 7/1/2028	514,275
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029	1,068,800

			3,770,929

		Other Revenue—8.6%
1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034	1,101,790
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	525,915
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,562,370

			3,190,075

Total Value of Municipal Bonds (cost $34,654,647)		98.5%	36,525,326
Other Assets, Less Liabilities		1.5	575,547

Net Assets		100.0%	$37,100,873

See notes to financial statements	23

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,021.91	$5.36
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.48	$5.36

Expense Example – Class B Shares
Actual	$1,000.00	$1,018.48	$8.86
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.01	$8.85

* Expenses are equal to the annualized expense ratio of 1.07% for Class A shares and 1.77% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

24

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.7%
		Education—27.2%
		Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue:
$ 1,000	M	6% 1/1/2028	$ 1,053,260
1,000	M	5.3% 1/1/2030	1,016,420
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston College 5% 7/1/2038	1,035,210
750	M	Boston University 5.6% 10/1/2035	795,495
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Harvard University 5.5% 11/15/2036	1,120,850
1,000	M	Lesley University 5% 7/1/2029	1,045,720
800	M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014	924,536

			6,991,491

		General Obligations—14.2%
		Massachusetts State:
1,000	M	5.5% 8/1/2030	1,190,310
500	M	.801% 5/1/2037*	394,375
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033	1,041,650
1,000	M	Worcester 5.5% 8/15/2017	1,034,320

			3,660,655

		Health Care—19.2%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
500	M	Cape Cod Health Care 5.125% 11/15/2035	501,630
1,000	M	Caregroup 5.375% 2/1/2027	1,012,040
1,000	M	Children’s Hospital 5.25% 12/1/2039	1,035,270
1,000	M	Harvard Pilgrim Health Care 5.25% 7/1/2013	1,002,460
360	M	Massachusetts General Hospital Series “F” 6.25% 7/1/2012	372,636
1,000	M	Partners Healthcare System 5% 7/1/2034	1,021,810

			4,945,846

		Housing—8.2%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	5.8% 12/1/2028	1,067,120
1,000	M	5.35% 12/1/2033	1,031,850

			2,098,970

25

Portfolio of Investments (continued)
MASSACHUSETTS TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		Transportation—6.2%
$ 1,000	M	Massachusetts Bay Trans. Auth. Assessment Rev. 5% 7/1/2028	$ 1,083,930
500	M	Massachusetts State Dept. of Trans. Hwy. Rev. 5% 1/1/2037	509,855

			1,593,785

		Utilities—15.4%
695	M	Boston Water & Sewer Commission Rev. 5.75% 11/1/2013	751,747
1,000	M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2018	1,034,150
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5.25% 7/1/2029	1,037,930
1,000	M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025	1,133,710

			3,957,537

		Other Revenue—8.3%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025	1,098,930
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,041,580

			2,140,510

Total Value of Municipal Bonds (cost $23,969,289)		98.7%	25,388,794
Other Assets, Less Liabilities		1.3	334,061
Net Assets		100.0%	$25,722,855

* Interest rate is determined and reset quarterly by the issuer and is the rate in effect at June 30, 2010.

26	See notes to financial statements

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,026.01	$5.32
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.53	$5.31

Expense Example – Class B Shares
Actual	$1,000.00	$1,022.51	$8.83
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.06	$8.80

* Expenses are equal to the annualized expense ratio of 1.06% for Class A shares and 1.76% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

27

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.1%
		Education—7.5%
$ 1,000	M	Ferris State University Revenue 5% 10/1/2028	$ 1,048,840
1,000	M	Michigan State University Revenue 5% 2/15/2044	1,041,830

			2,090,670

		General Obligations—28.7%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,070,240
495	M	Gull Lake Community School District Zero Coupon 5/1/2013	444,149
1,000	M	Jenison Public School District 5.5% 5/1/2018	1,069,510
1,000	M	Marysville Public School District Bldg. & Site 5% 5/1/2028	1,036,230
1,000	M	Michigan State Series “A” 5% 11/1/2022	1,084,630
1,000	M	Montrose Township School District 6.2% 5/1/2017	1,184,330
1,000	M	Troy City School District 5% 5/1/2026	1,041,500
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,042,240

			7,972,829

		Health Care—15.1%
1,000	M	Kalamazoo Hosp. Fin. Auth. Rev. (Bronson Hosp.)
		5% 5/15/2026	1,021,480
		Michigan State Hospital Fin. Auth. Revenue:
1,000	M	Ascension Health Senior Center 5% 11/15/2025	1,053,490
1,000	M	Trinity Health 6.25% 12/1/2028	1,108,910
1,000	M	Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5.625% 7/1/2013	1,002,550

			4,186,430

		Housing—3.8%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028	1,053,430

		Transportation—3.9%
1,000	M	Michigan State Grant Anticipation Rev. 5.25% 9/15/2024	1,076,250

28

Principal
Amount		Security	Value

		Utilities—30.8%
$ 1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033	$ 1,203,620
		Detroit Water Supply System Revenue:
1,275	M	6.5% 7/1/2015	1,459,837
1,000	M	5.5% 7/1/2027	1,064,510
1,000	M	Grand Rapids Water Supply 5% 1/1/2029	1,051,590
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,085,910
1,000	M	Michigan State Strategic Fund (Detroit Edison Co.)
		6.95% 5/1/2011	1,044,530
500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	586,540
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,054,440

			8,550,977

		Other Revenue—9.3%
500	M	Detroit Distributable State Aid 5% 11/1/2030	499,965
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,064,970
1,000	M	Puerto Rico Sales Tax Financing 5.375% 8/1/2039	1,004,040

			2,568,975

Total Value of Municipal Bonds (cost $25,868,034)		99.1%	27,499,561
Other Assets, Less Liabilities		.9	264,438
Net Assets		100.0%	$27,763,999

See notes to financial statements	29

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,022.98	$5.32
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.53	$5.31

Expense Example – Class B Shares
Actual	$1,000.00	$1,019.67	$8.81
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.06	$8.80

* Expenses are equal to the annualized expense ratio of 1.06% for Class A shares and 1.76% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

30

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.5%
		Certificates of Participation—1.2%
$ 250	M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029	$ 262,722

		Education—10.4%
		Minnesota State Higher Ed. Facs. Auth. Revenue:
		Carleton College:
500	M	5% 1/1/2028	538,340
250	M	5% 3/1/2040	263,000
		University of St. Thomas
500	M	5.25% 4/1/2039	516,595
500	M	5% 10/1/2039	512,245
400	M	University of Minnesota 5.75% 7/1/2017	477,792

			2,307,972

		General Obligations—36.5%
500	M	Crow Wing County Jail Series “B” 5% 2/1/2021	533,210
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	534,050
200	M	Delano Ind. School District #879, 5.6% 2/1/2015	205,660
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	768,824
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	551,020
500	M	Hennepin County Series “D” 5% 12/1/2025	547,740
1,000	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	1,096,870
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017	274,950
750	M	Minneapolis Special School District #1, 5% 2/1/2020	809,400
500	M	Minnesota State 5% 6/1/2022	569,145
250	M	Minnesota State Highway 5% 8/1/2026	274,745
750	M	New Brighton Series “A” 5% 2/1/2032	788,370
500	M	Scott County 5% 12/1/2023	552,990
500	M	St. Louis County 5% 12/1/2023	555,765

			8,062,739

31

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		Health Care—20.0%
		Minneapolis Health Care Sys. Rev. (Fairview Health Services):
$ 500	M	5.5% 5/15/2017	$ 527,145
500	M	6.5% 11/15/2038	560,950
500	M	Minneapolis & St. Paul Hsg. Children’s Hosp. 5% 8/15/2034	507,115
750	M	Minnesota St. Agric. & Econ. Dev. Health Care 5% 2/15/2030	760,838
500	M	Rochester Health Care Facs. Mayo Clinic 5% 11/15/2038	518,520
		St. Cloud Health Care Rev. (Centracare Health System Project):
250	M	5.125% 5/1/2030	250,077
500	M	5.375% 5/1/2031	521,570
750	M	St. Paul Hsg. & Redev. Auth. (Allina Health Sys.)
		5.25% 11/15/2029	763,290

			4,409,505

		Housing—7.5%
		Minnesota State Housing Finance Agency:
250	M	Multi-Family Hsg. 5.05% 7/1/2034	254,343
705	M	Single-Family Hsg. Rev. 5.9% 7/1/2028	740,264
400	M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
		5.9% 10/20/2019	407,096
250	M	St. Paul Hsg. & Redev. Auth. Pkg. Rev. 5% 8/1/2035 (when-issued)	252,158

			1,653,861

		Transportation—2.3%
500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev. 5% 1/1/2028	504,910

		Utilities—11.0%
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021	545,325
500	M	5% 1/1/2026	525,185
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev.
		5.25% 1/1/2030	527,700
		Western Minnesota Municipal Power Agency:
325	M	5.5% 1/1/2011	326,310
500	M	5.5% 1/1/2015	510,615

			2,435,135

32

Principal
Amount		Security		Value
		Other Revenue—10.6%
$ 700	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		$ 731,724
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,090,800
500	M	Vadnais Heights Economic Dev. Auth. Lease Rev. 5.25% 2/1/2041		519,440

				2,341,964

Total Value of Municipal Bonds (cost $20,805,459)			99.5%	21,978,808
Other Assets, Less Liabilities			.5	107,054
Net Assets			100.0%	$22,085,862

See notes to financial statements	33

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,021.50	$5.01
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.83	$5.01

Expense Example – Class B Shares
Actual	$1,000.00	$1,017.29	$8.50
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.36	$8.50

* Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.70% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

34

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—100.3%
		Certificates of Participation—3.8%
		New Jersey State Equip. Lease Purchase Revenue:
$ 1,000	M	5.25% 6/15/2027	$ 1,049,510
1,000	M	5.25% 6/15/2028	1,046,510

			2,096,020

		Education—15.8%
		New Jersey Economic Dev. Auth. Revenue:
500	M	Provident Group 5.75% 6/1/2031	506,380
		School Facilities:
1,000	M	5.5% 9/1/2025	1,154,460
1,000	M	5.5% 12/15/2029	1,100,130
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	College of New Jersey 5% 7/1/2035	1,040,790
1,000	M	New Jersey City Univ. Series “E” 5% 7/1/2028	1,051,470
		Rowan University:
1,000	M	5% 7/1/2025	1,076,420
1,000	M	5% 7/1/2026	1,069,320
		New Jersey State Higher Education Assistance Auth. Loan Revenue:
1,000	M	5.625% 6/1/2030	1,054,050
575	M	5.4% 12/1/2037	586,028

			8,639,048

		General Obligations—9.7%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015	2,128,997
1,000	M	Bayonne 5.25% 7/1/2027	1,072,610
1,000	M	Jersey City 5% 1/15/2026	1,062,810
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028	1,058,530

			5,322,947

		Health Care—14.5%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500	M	General Hospital Center at Passaic 6% 7/1/2014	1,692,630
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	2,075,280
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028	1,015,470
1,000	M	5.75% 10/1/2031	1,070,220
1,000	M	Meridian Health System Oblig. Group 5.625% 7/1/2014	1,002,340
1,000	M	Virtua Health 5.5% 7/1/2038	1,064,220

			7,920,160

35

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		Housing—10.8%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
$ 2,460	M	Mtg. Rev. 6.375% 10/1/2028	$2,727,427
895	M	Multi-Family Hsg. 6.05% 11/1/2017	896,638
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038	2,284,500

			5,908,565

		Transportation—8.0%
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,151,450
1,000	M	5.5% 12/15/2038	1,096,200
1,000	M	New Jersey St. Turnpike Auth. Rev. 5% 1/1/2031	1,046,980
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2035	1,063,330

			4,357,960

		Utilities—4.1%
1,000	M	Guam Pwr. Auth. Rev. 5% 10/1/2037 (when-issued)	998,440
1,250	M	Passaic Valley Sewer Comm. Series “E” 5.625% 12/1/2018	1,257,925

			2,256,365

		Other Revenue—33.6%
2,500	M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
		7.4% 7/1/2016	2,988,050
1,000	M	Cape May County Bridge Commission 5% 6/1/2032	1,043,180
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,047,151
1,400	M	Cumberland County Impt. Auth. Rev. 5.125% 1/1/2025	1,495,186
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,146,370
1,000	M	Garden St. Preservation Tr. Open Space & Farmland	1,236,180
		5.75% 11/1/2028
1,000	M	Hudson County Impt. Auth. Lease Rev. 5% 4/1/2027	1,068,370
		Hudson County Impt. Auth. Pkg. Revenue:
1,000	M	5.125% 1/1/2034	1,058,240
1,000	M	5.25% 1/1/2046	1,041,740

36

Principal
Amount		Security		Value

		Other Revenue (continued)
$ 1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		$ 1,110,530
1,000	M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027		1,099,390
2,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		2,083,160
1,000	M	Salem County Impt. Auth. Rev. 5.25% 8/15/2032		1,008,210

				18,425,757

Total Value of Municipal Bonds (cost $50,959,049)			100.3%	54,926,822
Excess of Liabilities Over Other Assets			(.3)	(175,413)
Net Assets			100.0%	$54,751,409

See notes to financial statements	37

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,025.02	$4.92
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.93	$4.91

Expense Example – Class B Shares
Actual	$1,000.00	$1,022.13	$8.42
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.46	$8.40

* Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

38

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—100.1%
		Education—26.6%
$ 500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	$ 532,340
2,000	M	Amherst Dev. Corp. Student Hsg. Fac. Rev. 5% 10/1/2040	2,048,220
		New York State Dormitory Authority Revenue:
		Barnard College:
1,000	M	5% 7/1/2024	1,054,930
1,000	M	5% 7/1/2025	1,048,100
		City University:
3,955	M	5.75% 7/1/2013	4,178,596
3,000	M	6% 7/1/2020	3,517,950
2,350	M	Colgate University 6% 7/1/2021	2,802,046
		Cornell University:
2,000	M	5% 7/1/2029	2,169,640
1,000	M	5% 7/1/2035	1,062,690
1,000	M	Master Boces Program 5% 8/15/2028	1,046,170
		New York University:
1,610	M	6% 7/1/2018	1,944,365
2,000	M	5% 7/1/2034	2,100,540
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026	2,734,100
3,000	M	5.75% 3/15/2036	3,401,520
1,200	M	Pratt Institute 5% 7/1/2034	1,242,216
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031	1,045,910
3,400	M	Croton Hudson 5.625% 10/1/2029	3,708,142
1,000	M	Williamsville 5.25% 4/1/2021	1,077,990
		Special Act School Districts Program:
1,375	M	6% 7/1/2012	1,387,237
1,460	M	6% 7/1/2013	1,472,994
1,500	M	State University 5.25% 5/15/2021	1,679,715
250	M	Troy Cap. Resource Corp. Rev. 5.125% 9/1/2040	254,848

			41,510,259

		General Obligations—15.4%
		Buffalo:
		School District Series “B”:
1,000	M	5.375% 11/15/2016	1,058,850
2,000	M	5.375% 11/15/2017	2,105,860
2,500	M	5.375% 11/15/2019	2,700,325
1,000	M	School District Series “D” 5.5% 12/15/2015	1,044,010
1,000	M	Monroe County 5% 6/1/2029	1,032,650
4,465	M	Nassau County 5% 10/1/2029	4,814,386

39

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		General Obligations (continued)
$ 2,000	M	New York City Series “E” 5.75% 8/1/2018	$ 2,173,340
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,857,517
1,395	M	North Syracuse Central School Dist. Series “A” 5% 6/15/2018	1,490,404
1,000	M	Puerto Rico Commonwealth 5.25% 7/1/2030	1,022,690
1,000	M	Red Hook Central School Dist. 5.125% 6/15/2017	1,072,990
		Yonkers Series “A”:
1,000	M	5.125% 7/1/2016	1,034,700
1,000	M	5.25% 7/1/2017	1,031,900
1,480	M	5.25% 7/1/2018	1,521,736

			23,961,358

		Health Care—3.2%
		New York State Dormitory Authority Revenue:
1,000	M	Mental Health Services 5% 2/15/2033	1,045,430
2,000	M	New York-Presbyterian Hospital 5.25% 2/15/2024	2,132,400
500	M	NYSARC 6% 7/1/2036	533,280
1,220	M	United Cerebral Palsy 5.125% 7/1/2021	1,240,679

			4,951,789

		Housing—5.4%
		New York City Hsg. Dev. Corp. Revenue:
1,000	M	Cap. Funding Prog. 5% 7/1/2025	1,046,320
2,200	M	Multi-family Hsg. Rev. 5% 11/1/2042	2,210,032
500	M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011	502,145
		New York State Mtg. Agy. Mtg. Revenue:
1,750	M	5.5% 10/1/2028	1,858,238
2,500	M	6.5% 10/1/2028	2,788,375

			8,405,110

		Transportation—16.6%
		Metropolitan Transit Authority of New York:
1,000	M	Dedicated Tax Rev. 5% 11/15/2031	1,034,670
5,000	M	Highway Rev. Tolls 5.25% 11/15/2022	5,276,700
2,500	M	Transit Rev. 5% 11/15/2020	2,614,875
		New York State Thruway Authority:
5,000	M	General Revenue 5% 1/1/2026	5,240,850
3,110	M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027	3,322,236
5,000	M	Port Authority of New York & New Jersey 5% 8/15/2029	5,364,800
2,870	M	Triborough Bridge & Tunnel Auth. Series “Y” 6% 1/1/2012	3,021,995

			25,876,126

40

Principal
Amount		Security	Value

		Utilities—16.2%
$ 5,000	M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033	$ 5,502,550
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028	3,343,800
2,750	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	3,441,350
5,000	M	Puerto Rico Electric Power Auth. Rev. 5.75% 7/1/2036	5,284,300
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,971,550
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029	1,712,220

			25,255,770

		Other Revenue—16.7%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026	5,512,250
5,000	M	JPMorgan Chase Putters 8.802% 12/15/2024*	5,800,850
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,392,013
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,160,290
		New York State Dorm. Auth. Revenue:
5,520	M	Albany Public Library 5% 7/1/2030	5,542,632
2,500	M	Court Facs. Lease 5.5% 5/15/2027	2,790,075
610	M	Judicial Facs. Lease 7.375% 7/1/2016	721,044
2,000	M	New York State Urban Corp. Dev. Corp. Rev.
		Personal Income Tax 5% 12/15/2027	2,154,560
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2041	987,870

			26,061,584

Total Value of Municipal Bonds (cost $144,830,590)		100.1%	156,021,996
Excess of Liabilities Over Other Assets		(.1)	(159,410)
Net Assets		100.0%	$155,862,586

* Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at June 30, 2010.

See notes to financial statements	41

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,027.52	$5.23
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.63	$5.21

Expense Example – Class B Shares
Actual	$1,000.00	$1,023.90	$8.73
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.16	$8.70

* Expenses are equal to the annualized expense ratio of 1.04% for Class A shares and 1.74% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

42

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.5%
		Certificates of Participation—27.7%
		Cabarrus County:
$ 1,000	M	5.25% 6/1/2027	$ 1,084,800
1,000	M	5% 1/1/2029	1,059,640
1,000	M	Charlotte 5% 6/1/2029	1,058,210
1,000	M	Durham County 5% 6/1/2027	1,071,270
		Harnett County:
500	M	5.125% 12/1/2023	527,430
500	M	5% 6/1/2027	531,015
1,000	M	Monroe 5.5% 3/1/2034	1,053,450
1,000	M	Salisbury 5.625% 3/1/2026	1,102,590

			7,488,405

		Education—4.0%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,082,060

		General Obligations—5.4%
220	M	Laurinburg Sanitation Swr. 5.3% 6/1/2012	223,005
1,000	M	Lincoln County 5.5% 6/1/2018*	1,222,270

			1,445,275

		Health Care—17.4%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. 5.25% 1/15/2034	1,036,880
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,054,580
1,000	M	New Hanover Regional Medical Center 5% 10/1/2027	1,035,130
		North Carolina Medical Care Community Health Facility Revenue:
500	M	Duke University Health Systems 5.625% 6/1/2042	514,965
1,000	M	Wake Med 5.625% 6/1/2027	1,045,390

			4,686,945

		Transportation—7.9%
1,000	M	Charlotte Airport Rev. 5.5% 7/1/2034	1,066,550
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,076,620

			2,143,170

43

Portfolio of Investments (continued)
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		Utilities—26.3%
$ 1,000	M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2022	$ 1,090,870
1,000	M	Cape Fear Pub. Util. Water & Sewer Sys. Rev. 5% 8/1/2035	1,052,580
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027	1,070,120
1,000	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019	1,125,690
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,090,740
600	M	Puerto Rico Aqueduct & Sewer Auth. Rev. 5% 7/1/2028	617,130
1,000	M	Winston-Salem Water & Sewer Sys. Rev. 5% 6/1/2039	1,059,350

			7,106,480

		Other Revenue—9.8%
1,000	M	North Carolina St. Cap. Impt. 5% 5/1/2028	1,087,350
500	M	Pitt County Ltd. Obligation Rev. 5% 4/1/2034	517,530
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,041,580

			2,646,460

Total Value of Municipal Bonds (cost $24,824,766)		98.5%	26,598,795
Other Assets, Less Liabilities		1.5	407,412
Net Assets		100.0%	$27,006,207

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

44	See notes to financial statements

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,027.95	$5.33
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.53	$5.31

Expense Example – Class B Shares
Actual	$1,000.00	$1,023.74	$8.83
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.06	$8.80

* Expenses are equal to the annualized expense ratio of 1.06% for Class A shares and 1.76% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

45

Portfolio of Investments
OHIO TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.5%
		Education—8.8%
$ 1,000	M	Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022	$ 1,033,390
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029	1,056,280

			2,089,670

		General Obligations—50.9%
1,000	M	Adams County Valley Local School District 7% 12/1/2015	1,140,230
500	M	Avon Local School District 6.5% 12/1/2015	601,865
1,000	M	Beavercreek County School District 5% 12/1/2029	1,066,640
1,000	M	Beavercreek Local School District 6.6% 12/1/2015	1,167,420
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023	1,059,110
1,000	M	Franklin County 5% 12/1/2031	1,067,920
1,000	M	Greene County 5.25% 12/1/2030	1,064,990
655	M	Jefferson County Jail Construction 5.75% 12/1/2019	727,469
1,000	M	Ohio State Series “A” 5.375% 9/1/2028	1,104,230
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028	449,696
250	M	6.125% 12/1/2033	278,200
1,000	M	St. Mary’s City School District 5% 12/1/2025	1,069,370
200	M	Toledo 5% 12/1/2028 (when-issued)	212,342
1,000	M	Wapakoneta City School District 5% 12/1/2025	1,079,240

			12,088,722

		Health Care—21.7%
1,000	M	Franklin County Hosp. Rev. 5% 11/1/2034	1,014,840
1,000	M	Montgomery County Rev. 5.5% 5/1/2034	1,073,690
		Ohio State Higher Edl. Fac. Revenue:
1,000	M	Cleveland Clinic Health 5.25% 1/1/2033	1,039,560
1,000	M	Summa Health Systems 5.25% 11/15/2035	1,013,010
1,000	M	Ross County Hosp. Rev. (Adena Heath Systems) 5.25% 12/1/2038	1,019,030

			5,160,130

		Housing—8.3%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
1,000	M	6.125% 9/1/2028	1,094,840
835	M	5.45% 9/1/2033	866,171

			1,961,011

46

Principal
Amount		Security	Value

		Utilities—4.4%
$ 500	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
		5.375% 2/15/2028	$ 537,620
500	M	Mahoning Valley Sanitary District Water Rev. 5.75% 11/15/2018	506,900

			1,044,520

		Other Revenue—4.4%
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,041,580

Total Value of Municipal Bonds (cost $21,832,989)			23,385,633

		SHORT-TERM TAX EXEMPT INVESTMENTS—1.3%
300	M	Allen Cnty. Hosp. Facs. Rev.
		Adjustable Rate Note .14%* (cost $300,000)	300,000

Total Value of Municipal Investments (cost $22,132,989)		99.8%	23,685,633
Other Assets, Less Liabilities		.2	58,097
Net Assets		100.0%	$23,743,730

* Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2010.

See notes to financial statements	47

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,026.74	$5.13
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.68	$5.16
Expense Example – Class B Shares
Actual	$1,000.00	$1,020.91	$8.67
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.21	$8.65

* Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

48

Portfolio of Investments
OREGON TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.9%
		Certificates of Participation—2.5%
		Oregon State Dept. of Administrative Services:
$ 500	M	5.25% 5/1/2017	$ 532,785
500	M	5% 5/1/2026	535,410

			1,068,195

		General Obligations—52.0%
		Beaverton School District #48J:
750	M	5% 6/1/2031	805,485
1,500	M	5.125% 6/1/2036	1,603,095
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025	1,100,110
1,000	M	Clackamas Community College Dist. 5% 5/1/2024	1,071,590
1,000	M	Clackamas County School Dist. #7J, 5.25% 6/1/2021	1,204,330
500	M	Clackamas & Washington Cntys. Sch. Dist. #3, 5% 6/15/2032	533,255
1,000	M	Columbia & Washington Cntys. Sch. Dist. #47J, 5% 6/15/2035	1,047,940
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030	1,150,960
1,000	M	Gresham 5.375% 6/1/2017	1,076,650
1,000	M	Independence (City Hall Proj.) 5% 6/15/2035	1,035,690
		Jackson County School District #549C:
1,000	M	5% 12/15/2027	1,080,320
1,000	M	5% 6/15/2030	1,057,790
635	M	Jefferson County School District #509J, 5.25% 6/15/2019	680,193
245	M	La Grande 5.625% 6/1/2011	250,204
1,000	M	Linn Cnty School Dist. #55, 5.5% 6/15/2027	1,201,290
500	M	Multnomah County School Dist. #7, 5% 6/1/2035	525,940
1,225	M	Newport Zero Coupon 6/1/2029	489,302
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,080,910
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	500,690
1,000	M	Salem 5% 6/1/2028	1,073,590
1,000	M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025	1,068,430
1,000	M	Washington County GO 5% 7/1/2044	1,034,430
600	M	Washington and Clackamas Counties School District #23 (Tigard)
		5.25% 6/1/2016	705,516
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023	1,099,430

			22,477,140

49

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		Health Care—7.5%
$ 1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	$ 1,028,260
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,078,860
		Oregon State Facs. Auth. Revenue:
500	M	Legacy Health 5% 3/15/2030	505,715
625	M	Peacehealth 5% 11/1/2039	630,531

			3,243,366

		Housing—2.3%
955	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.
		5.35% 7/1/2030	994,480

		Transportation—7.2%
1,000	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2028	1,066,460
1,000	M	Port Portland Airport Rev. 5% 7/1/2029	1,049,740
500	M	Puerto Rico Comwlth. Hwy. & Trans. Auth. Rev.
		4.95% 7/1/2026 (when-issued)	506,695
500	M	Redmond Airport Rev. 6% 6/1/2034	508,950

			3,131,845

		Utilities—14.0%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028	806,497
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025	1,058,710
1,000	M	5% 6/15/2027	1,061,510
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028	1,028,550
1,000	M	Puerto Rico Elec. Power Auth. Rev. 5.25% 7/1/2029	1,037,930
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024	1,044,680

			6,037,877

50

Principal
Amount		Security		Value

		Other Revenue—12.4%
$ 1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		$ 1,087,920
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		514,705
		Portland Urban Renewal & Redevelopment:
250	M	Lents Town Ctr. 5% 6/15/2030		249,995
405	M	Oregon Conv. Ctr. 5.5% 6/15/2020		410,301
		Puerto Rico Pub. Bldgs. Auth. Revenue:
500	M	Electric Rev. 6% 7/1/2028		525,915
1,000	M	Govt. Facs. Rev. 5.25% 7/1/2027		1,028,160
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,562,370

				5,379,366

Total Value of Municipal Bonds (cost $39,869,561)				42,332,269

		SHORT-TERM TAX EXEMPT INVESTMENTS—2.3%
1,000	M	Medford Hosp. Facs. Auth. Rev.
		Adjustable Rate Note .12%* (cost $1,000,000)		1,000,000

Total Value of Municipal Investments (cost $40,869,561)			100.2%	43,332,269
Excess of Liabilities Over Other Assets			(.2)	(93,308)
Net Assets			100.0%	$43,238,961

* Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2010.

See notes to financial statements	51

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,026.74	$5.13
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.73	$5.11

Expense Example – Class B Shares
Actual	$1,000.00	$1,024.11	$8.63
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.26	$8.60

* Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

52

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.9%
		Education—7.7%
$ 1,000	M	Lycoming Cnty. Auth. Rev. (Pennsylvania College of Tech.)
		5.5% 10/1/2032	$ 1,054,060
1,000	M	Northampton Cnty. Auth. Rev. (Lehigh University)
		5.5% 11/15/2033	1,090,790
1,000	M	Pennsylvania St. Higher Educ. Facs. Auth. (Thomas Jefferson Univ.)
		5% 3/1/2040	1,030,090

			3,174,940

		General Obligations—36.6%
1,000	M	Beaver County 5.55% 11/15/2031	1,077,450
1,000	M	Boyertown Area School District 5% 10/1/2023	1,059,930
1,000	M	Centennial Bucks County School District Series “B”
		5.125% 12/15/2032	1,056,510
1,000	M	Daniel Boone Area School District 5% 8/15/2029	1,052,430
1,000	M	East Stroudsburg Area School District 5% 9/1/2029	1,053,280
1,000	M	Easton Area School District 5.2% 4/1/2028	1,071,400
1,000	M	Methacton School District 6.375% 3/1/2024	1,181,310
1,000	M	Mifflin County 5.5% 9/1/2020	1,044,420
1,000	M	Philadelphia School District 6% 9/1/2038	1,078,130
1,000	M	Philadelphia Series “B” 7% 7/15/2028	1,146,870
940	M	Pittsburgh Series “A” 5.5% 9/1/2014	1,009,391
1,000	M	Reading 6.25% 11/1/2033	1,104,360
1,000	M	Scranton School District Series “A” 5% 7/15/2027	1,055,870
1,000	M	West Mifflin Area School District 5.375% 4/1/2028	1,086,250

			15,077,601

		Health Care—21.3%
855	M	Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
		5.7% 10/1/2014	929,205
500	M	Chester County Health & Ed. Facs. Rev. 5% 5/15/2040 (when-issued)	497,665
1,000	M	Geisinger Auth. Hlth. Systems Rev. Series “A” 5.125% 6/1/2034	1,030,640
1,000	M	Montgomery County Indl. Dev. Auth. 5.375% 8/1/2038	1,030,980
		Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services:
1,000	M	Allegheny Delaware 5.7% 11/15/2011 †	1,001,100
1,000	M	University of Pa. Health Sys. 5.5% 8/15/2018	1,165,160
1,000	M	University of Pittsburgh Med. Cntr. 5% 5/15/2031	1,003,810

53

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		Health Care (continued)
$ 1,000	M	South Fork Municipal Auth. Hosp. Rev. 5.375% 7/1/2035	$ 1,015,850
1,000	M	Southcentral Gen. Auth. Rev. (Wellspan Health Oblig.)
		6% 6/1/2025	1,109,500

			8,783,910

		Housing—2.5%
1,000	M	Pennsylvania State Hsg. Fin. Agy. Mtg. Rev. 5.4% 10/1/2033	1,045,020

		Transportation—10.3%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2020	1,030,800
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028	1,110,210
1,000	M	5% 6/1/2029	1,041,590
1,000	M	Philadelphia Airport Rev. Series “A” 5.375% 6/15/2029	1,056,040

			4,238,640

		Utilities—11.6%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,039,340
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031	1,048,970
250	M	Philadelphia Water & Wastewater Rev. 5% 1/1/2027	259,645
2,250	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	2,454,992

			4,802,947

		Other Revenue—9.9%
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,016,520
1,000	M	Philadelphia Redev. Neighborhood Transformation
		5.5% 4/15/2019	1,040,220
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,041,580
1,000	M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.)
		6.05% 4/1/2014	1,001,500

			4,099,820

Total Value of Municipal Bonds (cost $38,593,903)		99.9%	41,222,878
Other Assets, Less Liabilities		.1	32,191
Net Assets		100.0%	$41,255,069

† Payments of principal and interest are being made by Municipal Bond Investors Assurance
Insurance Corporation, the provider of the credit support.

54	See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,021.26	$5.16
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.68	$5.16

Expense Example – Class B Shares
Actual	$1,000.00	$1,017.73	$8.65
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.21	$8.65

* Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

55

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
June 30, 2010

Principal
Amount		Security	Value

		MUNICIPAL BONDS—101.1%
		Education—9.0%
$ 1,000	M	Lexington Indl. Dev. Auth. Edl. Facs. Rev. 5% 12/1/2036
		(when-issued)	$ 1,050,400
1,000	M	University of Virginia University Revs. 5% 6/1/2037	1,040,370
1,000	M	Virginia St. Public School Authority Rev. 5% 8/1/2026	1,075,030

			3,165,800

		General Obligations—18.0%
1,000	M	Danville 5% 8/1/2029	1,037,670
1,000	M	Harrisonburg Public Safety & Steam Plant Series “A”
		5% 7/15/2020	1,060,540
1,000	M	Hopewell 5.875% 7/15/2034	1,064,500
1,000	M	Richmond 5.5% 1/15/2017	1,036,740
1,000	M	Roanoke Public Impt. Series “A” 5.25% 10/1/2012*	1,115,550
1,000	M	Waynesboro 5% 1/15/2034	1,030,900

			6,345,900

		Health Care—13.8%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	1,076,310
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. Series “A” 5.5% 7/1/2021	1,032,680
1,000	M	Roanoke Memorial Hosp. Proj. 6.125% 7/1/2017	1,194,390
1,000	M	Virginia Small Business Fing. Auth. Rev. 5% 11/1/2040	1,022,560
500	M	Winchester IDA Hosp. Rev. 5.625% 1/1/2044	514,105

			4,840,045

		Housing—4.5%
		Virginia State Housing Development Authority:
500	M	Rental Hsg. Rev. 5% 12/1/2039	508,255
1,000	M	Single-Family Mtg. Rev. 6% 7/1/2025	1,081,030

			1,589,285

		Transportation—12.1%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024	1,067,910
1,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2026	1,076,640
1,000	M	Norfolk Airport Auth. 5.375% 7/1/2015	1,030,420
1,000	M	Washington DC Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,081,930

			4,256,900

56

Principal
Amount		Security	Value

		Utilities—18.5%
$ 1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	$ 1,067,750
1,000	M	Norfolk Water Rev. 5.875% 11/1/2015	1,004,180
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2018	518,780
650	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028	668,558
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024	1,073,420
		Virginia St. Res. Auth. Infrastructure Revenue:
1,000	M	5% 11/1/2029	1,084,930
1,000	M	5% 11/1/2033	1,074,280

			6,491,898

		Other Revenue—25.2%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031	1,034,940
500	M	Fairfax Cnty. Redev. & Hsg. Auth. Rev. 5% 10/1/2039	530,965
1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024	1,069,190
1,000	M	Patrick County Economic Dev. Auth. Lease Rev. 5.25% 3/1/2039	1,048,130
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,041,580
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,069,190
1,000	M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021	1,017,620
1,000	M	Stafford County Indl. Dev. Authority Rev. 5.25% 8/1/2031	1,031,450
1,000	M	Virginia Port Auth. Port Fac. Rev. 5% 7/1/2040	1,040,430

			8,883,495

Total Value of Municipal Bonds (cost $33,755,340)		101.1%	35,573,323
Excess of Liabilities Over Other Assets		(1.1)	(387,072)
Net Assets		100.0%	$35,186,251

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	57

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2010

				SINGLE STATE TAX EXEMPT FUNDS

	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$664,629,680	$190,289,266	$28,163,855	$34,654,647	$23,969,289	$25,868,034	$20,805,459

At value (Note 1A)	$723,020,187	$200,605,184	$29,877,032	$36,525,326	$25,388,794	$27,499,561	$21,978,808
Cash	2,522,009	1,304,432	491,725	62,536	—	—	63,016
Receivables:
Interest	11,994,683	2,592,975	532,158	623,118	404,434	387,263	326,935
Investment securities sold	4,659,728	995,000	—	—	—	—	—
Shares sold	64,961	486,635	894	283	15,248	1,215	188
Other assets	108,575	26,203	4,720	5,604	3,838	4,302	3,173

Total Assets	742,370,143	206,010,429	30,906,529	37,216,867	25,812,314	27,892,341	22,372,120

Liabilities
Cash overdraft	—	—	—	—	47,747	49,871	—
Payables:
Investment securities purchased	17,424,206	9,056,100	—	—	—	—	250,973
Dividends payable	629,392	139,385	28,903	25,212	19,442	24,876	15,736
Shares redeemed	325,919	182,335	6,093	62,008	140	28,261	150
Accrued advisory fees	358,900	96,952	15,208	18,464	12,828	13,882	10,890
Accrued shareholder servicing costs	36,654	11,295	1,403	1,437	1,183	1,530	790
Accrued expenses	43,388	8,421	8,170	8,873	8,119	9,922	7,719

Total Liabilities	18,818,459	9,494,488	59,777	115,994	89,459	128,342	286,258

Net Assets	$723,551,684	$196,515,941	$30,846,752	$37,100,873	$25,722,855	$27,763,999	$22,085,862

Net Assets Consist of:
Capital paid in	$664,069,381	$184,036,429	$29,052,005	$35,250,208	$24,436,697	$25,940,839	$20,912,470
Undistributed net investment income	396,508	228,689	28,861	26,292	44,759	17,260	33,949
Accumulated net realized gain (loss) on investments	695,288	1,934,905	52,709	(46,306)	(178,106)	174,373	(33,906)
Net unrealized appreciation in value of investments	58,390,507	10,315,918	1,713,177	1,870,679	1,419,505	1,631,527	1,173,349

Total	$723,551,684	$196,515,941	$30,846,752	$37,100,873	$25,722,855	$27,763,999	$22,085,862

Net Assets:
Class A	$718,256,603	$189,298,422	$29,807,498	$35,822,228	$24,807,313	$26,988,087	$21,814,459
Class B	$5,295,081	$7,217,519	$1,039,254	$1,278,645	$915,542	$775,912	$271,403
Shares of beneficial interest outstanding (Note 2):
Class A	73,026,858	11,743,267	2,452,883	2,671,592	2,114,517	2,214,558	1,800,392
Class B	539,141	447,787	85,462	95,487	77,994	63,719	22,389
Net asset value and redemption price
per share – Class A	$9.84	$16.12	$12.15	$13.41	$11.73	$12.19	$12.12

Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.44	$17.10	$12.89	$14.23	$12.45	$12.93	$12.86

Net asset value and offering price per share – Class B
(Note 2)	$9.82	$16.12	$12.16	$13.39	$11.74	$12.18	$12.12

*On purchases of $100,000 or more, the sales charge is reduced.

58	See notes to financial statements	59

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2010

	SINGLE STATE TAX EXEMPT FUNDS

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$50,959,049	$144,830,590	$24,824,766	$22,132,989	$40,869,561	$38,593,903	$33,755,340

At value (Note 1A)	$54,926,822	$156,021,996	$26,598,795	$23,685,633	$43,332,269	$41,222,878	$35,573,323
Cash	93,067	—	105,960	120,755	18,076	109,721	163,425
Receivables:
Interest	842,077	2,219,951	340,628	199,134	465,018	487,868	595,021
Investment securities sold	—	1,483,035	—	—	—	1,046,120	—
Shares sold	219	54,062	121	9,790	10,487	3,015	390
Other assets	8,127	22,792	4,009	3,551	6,135	6,273	5,029

Total Assets	55,870,312	159,801,836	27,049,513	24,018,863	43,831,985	42,875,875	36,337,188

Liabilities
Cash overdraft	—	3,567,000	—	—	—	—	—
Payables:
Investment securities purchased	968,120	—	—	211,648	502,500	1,533,205	1,050,400
Dividends payable	53,592	141,521	18,919	16,713	21,336	53,742	38,770
Shares redeemed	56,906	130,446	1,253	25,423	35,693	3,500	34,789
Accrued advisory fees	27,172	77,592	13,421	11,797	21,287	20,485	17,475
Accrued shareholder servicing costs	2,522	6,844	1,033	1,235	2,135	1,764	1,470
Accrued expenses	10,591	15,847	8,680	8,317	10,073	8,110	8,033

Total Liabilities	1,118,903	3,939,250	43,306	275,133	593,024	1,620,806	1,150,937

Net Assets	$54,751,409	$155,862,586	$27,006,207	$23,743,730	$43,238,961	$41,255,069	$35,186,251

Net Assets Consist of:
Capital paid in	$50,760,426	$145,325,402	$25,262,697	$22,165,056	$40,689,516	$38,434,382	$33,671,895
Undistributed net investment income	90,257	153,338	27,889	9,216	31,504	82,347	25,738
Accumulated net realized gain (loss) on investments	(67,047)	(807,560)	(58,408)	16,814	55,233	109,365	(329,365)
Net unrealized appreciation in value of investments	3,967,773	11,191,406	1,774,029	1,552,644	2,462,708	2,628,975	1,817,983

Total	$54,751,409	$155,862,586	$27,006,207	$23,743,730	$43,238,961	$41,255,069	$35,186,251

Net Assets:
Class A	$53,229,758	$153,733,799	$24,931,378	$22,805,955	$42,078,099	$39,979,269	$34,388,786
Class B	$1,521,651	$2,128,787	$2,074,829	$937,775	$1,160,862	$1,275,800	$797,465
Shares of beneficial interest outstanding (Note 2):
Class A	4,083,083	10,613,869	1,828,958	1,814,677	3,143,310	3,058,842	2,647,199
Class B	116,802	147,061	152,159	74,581	86,855	97,574	61,520
Net asset value and redemption price
per share – Class A	$13.04	$14.48	$13.63	$12.57	$13.39	$13.07	$12.99

Maximum offering price per share – Class A
(Net asset value/.9425)*	$13.84	$15.36	$14.46	$13.34	$14.21	$13.87	$13.78

Net asset value and offering price per share – Class B
(Note 2)	$13.03	$14.48	$13.64	$12.57	$13.37	$13.08	$12.96

*On purchases of $100,000 or more, the sales charge is reduced.

60	See notes to financial statements	61

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2010

					SINGLE STATE TAX EXEMPT FUNDS

		TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
	Investment Income
	Interest income	$18,936,778	$4,569,819	$756,470	$895,989	$648,262	$696,976	$510,589

	Expenses (Notes 1 and 5):
	Advisory fees	2,124,001	568,382	89,981	112,036	77,632	83,336	64,601
	Distribution plan expenses – Class A	1,064,395	272,643	43,422	53,965	37,242	40,497	31,899
	Distribution plan expenses – Class B	28,588	38,493	5,227	6,844	5,248	3,905	1,337
	Shareholder servicing costs	223,977	73,187	9,621	9,806	8,223	9,562	5,514
	Professional fees	52,403	16,298	6,975	8,518	6,758	6,932	6,960
	Registration fees	20,500	21,541	1,350	1,284	2,768	1,918	875
	Custodian fees	24,017	11,004	2,708	3,268	2,552	2,722	2,491
	Reports to shareholders	21,024	5,040	1,338	1,428	1,251	1,552	1,153
	Trustees’ fees	19,093	4,983	803	999	692	742	573
	Other expenses	65,817	20,235	5,330	7,514	5,802	5,096	5,363

	Total expenses	3,643,815	1,031,806	166,755	205,662	148,168	156,262	120,766
Less:	Expenses waived	(156,886)	(47,365)	(7,498)	(9,336)	(6,469)	(6,945)	(5,383)
	Expenses paid indirectly	(1,687)	(376)	(75)	(88)	(67)	(71)	(50)

	Net expenses	3,485,242	984,065	159,182	196,238	141,632	149,246	115,333

	Net investment income	15,451,536	3,585,754	597,288	699,751	506,630	547,730	395,256

Realized and Unrealized Gain (Loss) on Investments
	(Note 4):
	Net realized gain on investments	715,290	1,941,892	92,307	54,211	69,889	212,779	67,950
	Net unrealized appreciation (depreciation) of investments	2,432,207	36,519	30,949	15,842	(1,215)	(54,288)	31,398
	Net gain on investments	3,147,497	1,978,411	123,256	70,053	68,674	158,491	99,348
	Net Increase in Net Assets Resulting
	from Operations	$18,599,033	$5,564,165	$720,544	$769,804	$575,304	$706,221	$494,604

62	See notes to financial statements	63

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2010

				SINGLE STATE TAX EXEMPT FUNDS

		NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
	Investment Income
	Interest income	$1,361,441	$3,816,099	$649,489	$588,616	$971,771	$1,066,443	$837,177
	Expenses (Notes 1 and 5):
	Advisory fees	162,383	459,640	79,862	70,771	124,289	124,949	104,265
	Distribution plan expenses – Class A	78,713	226,494	36,714	33,929	60,363	60,456	50,598
	Distribution plan expenses – Class B	8,262	11,087	10,721	4,854	5,941	6,730	5,115
	Shareholder servicing costs	15,187	48,827	7,611	8,170	14,172	11,783	10,555
	Professional fees	8,521	15,002	6,300	6,577	7,538	9,323	8,025
	Registration fees	875	1,268	875	875	946	875	875
	Custodian fees	3,395	7,527	2,444	2,185	4,717	3,140	2,845
	Reports to shareholders	1,902	4,262	1,314	1,351	1,755	1,702	1,479
	Trustees’ fees	1,442	4,069	709	630	1,095	1,119	923
	Other expenses	8,837	17,928	5,963	4,584	6,915	7,687	5,859

	Total expenses	289,517	796,104	152,513	133,926	227,731	227,764	190,539
Less:	Expenses waived	(13,532)	(38,303)	(6,655)	(5,898)	(10,358)	(10,412)	(8,689)
	Expenses paid indirectly	(129)	(352)	(65)	(60)	(97)	(97)	(82)

	Net expenses	275,856	757,449	145,793	127,968	217,276	217,255	181,768

	Net investment income	1,085,585	3,058,650	503,696	460,648	754,495	849,188	655,409

	Realized and Unrealized Gain (Loss) on Investments
	(Note 4):
	Net realized gain on investments	47,455	238,967	49,457	16,814	91,625	145,112	25,414
	Net unrealized appreciation (depreciation) of investments	(4,046)	559,326	164,751	162,683	144,447	127,142	68,093

	Net gain on investments	43,409	798,293	214,208	179,497	236,072	272,254	93,507

	Net Increase in Net Assets Resulting
	from Operations	$1,128,994	$3,856,943	$717,904	$640,145	$990,567	$1,121,442	$748,916

64	See notes to financial statements	65

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUNDS

	TAX EXEMPT		TAX EXEMPT II		CALIFORNIA		CONNECTICUT
	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to
	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09
Increase (Decrease) in Net Assets From Operations
Net investment income	$15,451,536	$31,222,327	$3,585,754	$6,099,931	$597,288	$1,178,914	$699,751	$1,416,940
Net realized gain on investments	715,290	1,911,034	1,941,892	1,420,768	92,307	95,898	54,211	38,895
Net unrealized appreciation of investments	2,432,207	36,220,889	36,519	12,467,924	30,949	2,396,183	15,842	2,968,999

Net increase in net assets resulting from operations	18,599,033	69,354,250	5,564,165	19,988,623	720,544	3,670,995	769,804	4,424,834
Dividends to Shareholders
Net investment income – Class A	(15,517,954)	(31,176,065)	(3,502,505)	(5,732,067)	(576,779)	(1,153,699)	(690,776)	(1,366,912)
Net investment income – Class B	(104,867)	(244,800)	(123,525)	(266,477)	(17,231)	(34,656)	(21,430)	(55,131)

Total dividends	(15,622,821)	(31,420,865)	(3,626,030)	(5,998,544)	(594,010)	(1,188,355)	(712,206)	(1,422,043)

Trust Share Transactions *
Class A:
Proceeds from shares sold	18,439,747	34,664,645	26,740,052	51,278,260	2,179,765	5,218,522	2,438,980	3,548,456
Reinvestment of dividends	11,783,825	23,680,102	2,696,064	4,361,635	416,658	804,676	534,264	1,052,059
Cost of shares redeemed	(29,999,158)	(59,093,173)	(16,902,946)	(19,566,194)	(2,116,608)	(4,475,517)	(3,434,866)	(4,966,644)

	224,414	(748,426)	12,533,170	36,073,701	479,815	1,547,681	(461,622)	(366,129)
Class B:
Proceeds from shares sold	126,283	656,301	428,909	1,332,462	2,850	101,950	36,463	136,966
Reinvestment of dividends	85,076	186,767	91,988	207,907	9,419	17,862	16,400	43,364
Cost of shares redeemed	(1,277,973)	(1,851,047)	(1,816,727)	(2,319,161)	(66,540)	(72,592)	(334,029)	(655,224)
	(1,066,614)	(1,007,979)	(1,295,830)	(778,792)	(54,271)	47,220	(281,166)	(474,894)
Net increase (decrease) from trust share transactions	(842,200)	(1,756,405)	11,237,340	35,294,909	425,544	1,594,901	(742,788)	(841,023)

Net increase (decrease) in net assets	2,134,012	36,176,980	13,175,475	49,284,988	552,078	4,077,541	(685,190)	2,161,768

Net Assets
Beginning of period	721,417,672	685,240,692	183,340,466	134,055,478	30,294,674	26,217,133	37,786,063	35,624,295

End of period †	$723,551,684	$721,417,672	$196,515,941	$183,340,466	$30,846,752	$30,294,674	$37,100,873	$37,786,063
†Includes undistributed net investment income of	$396,508	$567,793	$228,689	$268,965	$28,861	$25,583	$26,292	$38,747

*Trust Shares Issued and Redeemed
Class A:
Sold	1,878,156	3,596,360	1,665,726	3,301,338	179,522	443,751	181,711	271,383
Issued for dividends reinvested	1,199,790	2,454,593	167,807	280,760	34,307	68,045	39,852	80,344
Redeemed	(3,054,922)	(6,125,975)	(1,051,719)	(1,262,156)	(174,373)	(377,405)	(256,224)	(380,888)

Net increase (decrease) in Class A trust shares outstanding	23,024	(75,022)	781,814	2,319,942	39,456	134,391	(34,661)	(29,161)

Class B:
Sold	12,867	68,355	26,675	85,064	235	8,799	2,723	10,494
Issued for dividends reinvested	8,676	19,395	5,727	13,412	775	1,508	1,225	3,322
Redeemed	(130,447)	(193,096)	(113,185)	(149,690)	(5,468)	(6,304)	(24,958)	(50,360)
Net increase (decrease) in Class B trust shares outstanding	(108,904)	(105,346)	(80,783)	(51,214)	(4,458)	4,003	(21,010)	(36,544)

66	See notes to financial statements	67

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to
	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09
Increase (Decrease) in Net Assets From Operations
Net investment income	$506,630	$1,001,495	$547,730	$1,156,454	$395,256	$737,433	$1,085,585	$2,114,013
Net realized gain (loss) on investments	69,889	(203,782)	212,779	179,417	67,950	91,596	47,455	204,495
Net unrealized appreciation (depreciation) of investments	(1,215)	2,246,882	(54,288)	1,552,734	31,398	1,120,695	(4,046)	3,972,932

Net increase in net assets resulting from operations	575,304	3,044,595	706,221	2,888,605	494,604	1,949,724	1,128,994	6,291,440

Dividends to Shareholders
Net investment income – Class A	(478,637)	(938,275)	(543,336)	(1,140,384)	(381,380)	(714,039)	(1,045,933)	(2,008,424)
Net investment income – Class B	(16,735)	(43,612)	(13,004)	(32,489)	(3,921)	(8,076)	(27,283)	(64,766)

Total dividends	(495,372)	(981,887)	(556,340)	(1,172,873)	(385,301)	(722,115)	(1,073,216)	(2,073,190)

Trust Share Transactions *
Class A:
Proceeds from shares sold	1,585,566	2,495,181	1,104,684	2,685,192	1,104,225	2,804,918	1,709,386	5,433,246
Reinvestment of dividends	358,001	689,361	390,124	791,319	288,400	548,133	733,677	1,400,237
Cost of shares redeemed	(1,990,012)	(2,997,492)	(1,794,411)	(6,036,442)	(896,824)	(2,455,762)	(1,859,084)	(6,420,389)

	(46,445)	187,050	(299,603)	(2,559,931)	495,801	897,289	583,979	413,094
Class B:
Proceeds from shares sold	9,300	15,877	50,958	115,169	15,000	20,398	40,770	194,043
Reinvestment of dividends	11,893	33,161	11,763	26,323	3,194	6,673	20,413	46,218
Cost of shares redeemed	(284,785)	(473,703)	(114,021)	(861,359)	(23,861)	(88,147)	(268,044)	(1,305,803)

	(263,592)	(424,665)	(51,300)	(719,867)	(5,667)	(61,076)	(206,861)	(1,065,542)

Net increase (decrease) from trust share transactions	(310,037)	(237,615)	(350,903)	(3,279,798)	490,134	836,213	377,118	(652,448)

Net increase (decrease) in net assets	(230,105)	1,825,093	(201,022)	(1,564,066)	599,437	2,063,822	432,896	3,565,802

Net Assets
Beginning of period	25,952,960	24,127,867	27,965,021	29,529,087	21,486,425	19,422,603	54,318,513	50,752,711

End of period †	$25,722,855	$25,952,960	$27,763,999	$27,965,021	$22,085,862	$21,486,425	$54,751,409	$54,318,513

†Includes undistributed net investment income of	$44,759	$33,501	$17,260	$25,870	$33,949	$23,994	$90,257	$77,888

*Trust Shares Issued and Redeemed
Class A:
Sold	135,315	219,083	90,630	227,599	91,459	236,987	131,077	428,752
Issued for dividends reinvested	30,532	60,423	32,039	66,572	23,854	46,215	56,278	109,900
Redeemed	(169,554)	(262,998)	(147,358)	(509,293)	(74,320)	(209,162)	(142,574)	(506,728)

Net increase (decrease) in Class A trust shares outstanding	(3,707)	16,508	(24,689)	(215,122)	40,993	74,040	44,781	31,924

Class B:
Sold	793	1,390	4,198	9,857	1,245	1,690	3,126	15,164
Issued for dividends reinvested	1,014	2,909	967	2,219	264	564	1,567	3,638
Redeemed	(24,326)	(41,552)	(9,389)	(73,052)	(1,979)	(7,469)	(20,568)	(103,912)

Net decrease in Class B trust shares outstanding	(22,519)	(37,253)	(4,224)	(60,976)	(470)	(5,215)	(15,875)	(85,110)

68	See notes to financial statements	69

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK		NORTH CAROLINA		OHIO
	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to
	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09
Increase (Decrease) in Net Assets From Operations
Net investment income	$3,058,650	$6,047,463	$503,696	$1,005,472	$460,648	$918,378
Net realized gain (loss) on investments	238,967	(857,296)	49,457	44,580	16,814	166,250
Net unrealized appreciation of investments	559,326	10,779,766	164,751	1,955,977	162,683	1,261,676

Net increase in net assets resulting from operations	3,856,943	15,969,933	717,904	3,006,029	640,145	2,346,304

Distributions to Shareholders
Net investment income – Class A	(3,031,818)	(5,841,945)	(470,720)	(935,156)	(447,435)	(871,391)
Net investment income – Class B	(36,709)	(88,480)	(33,608)	(72,956)	(15,984)	(48,464)
Net realized gains – Class A	—	—	—	—	—	(87,207)
Net realized gains – Class B	—	—	—	—	—	(4,263)

Total distributions	(3,068,527)	(5,930,425)	(504,328)	(1,008,112)	(463,419)	(1,011,325)

Trust Share Transactions *
Class A:
Proceeds from shares sold	7,794,400	11,455,684	421,638	1,489,298	622,472	1,986,624
Reinvestment of distributions	2,201,081	4,179,940	359,685	704,053	348,534	739,911
Cost of shares redeemed	(6,980,057)	(14,246,966)	(625,859)	(2,250,872)	(969,485)	(3,528,700)

	3,015,424	1,388,658	155,464	(57,521)	1,521	(802,165)

Class B:
Proceeds from shares sold	105,541	281,378	75,762	47,852	2,850	170,831
Reinvestment of distributions	30,924	74,842	28,624	63,035	13,257	38,503
Cost of shares redeemed	(400,725)	(1,258,970)	(264,253)	(325,964)	(191,809)	(755,200)

	(264,260)	(902,750)	(159,867)	(215,077)	(175,702)	(545,866)

Net increase (decrease) from trust share transactions	2,751,164	485,908	(4,403)	(272,598)	(174,181)	(1,348,031)

Net increase (decrease) in net assets	3,539,580	10,525,416	209,173	1,725,319	2,545	(13,052)

Net Assets
Beginning of period	152,323,006	141,797,590	26,797,034	25,071,715	23,741,185	23,754,237

End of period †	$155,862,586	$152,323,006	$27,006,207	$26,797,034	$23,743,730	$23,741,185

†Includes undistributed net investment income of	$153,338	$163,215	$27,889	$28,521	$9,216	$11,987

*Trust Shares Issued and Redeemed
Class A:
Sold	539,353	811,167	30,996	112,793	49,695	161,853
Issued for distributions reinvested	152,201	296,046	26,454	53,517	27,787	60,016
Redeemed	(482,932)	(1,013,142)	(46,074)	(171,432)	(77,247)	(287,684)

Net increase (decrease) in Class A trust shares outstanding	208,622	94,071	11,376	(5,122)	235	(65,815)

Class B:
Sold	7,332	20,064	5,564	3,705	227	13,682
Issued for distributions reinvested	2,140	5,313	2,105	4,792	1,056	3,121
Redeemed	(27,810)	(89,984)	(19,437)	(24,732)	(15,316)	(60,697)

Net decrease in Class B trust shares outstanding	(18,338)	(64,607)	(11,768)	(16,235)	(14,033)	(43,894)

70	See notes to financial statements	71

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	OREGON		PENNSYLVANIA		VIRGINIA
	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to
	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09
Increase (Decrease) in Net Assets From Operations
Net investment income	$754,495	$1,451,334	$849,188	$1,667,706	$655,409	$1,234,561
Net realized gain on investments	91,625	231,071	145,112	199,204	25,414	137,213
Net unrealized appreciation of investments	144,447	3,067,462	127,142	2,149,065	68,093	1,813,581

Net increase in net assets resulting from operations	990,567	4,749,867	1,121,442	4,015,975	748,916	3,185,355

Dividends to Shareholders
Net investment income – Class A	(735,026)	(1,400,044)	(824,151)	(1,585,031)	(638,111)	(1,193,140)
Net investment income – Class B	(17,586)	(46,074)	(23,000)	(55,506)	(15,761)	(39,456)

Total dividends	(752,612)	(1,446,118)	(847,151)	(1,640,537)	(653,872)	(1,232,596)

Trust Share Transactions *
Class A:
Proceeds from shares sold	4,192,148	4,729,635	1,157,997	3,551,227	2,310,723	3,475,519
Reinvestment of dividends	616,677	1,110,898	507,895	995,837	407,743	740,824
Cost of shares redeemed	(2,144,870)	(5,800,770)	(2,997,971)	(2,517,639)	(1,742,235)	(2,234,329)

	2,663,955	39,763	(1,332,079)	2,029,425	976,231	1,982,014
Class B:
Proceeds from shares sold	8,913	107,391	80,294	71,873	18,179	111,620
Reinvestment of dividends	15,822	40,923	17,336	41,885	12,423	32,634
Cost of shares redeemed	(282,642)	(539,693)	(244,026)	(774,042)	(412,025)	(432,245)

	(257,907)	(391,379)	(146,396)	(660,284)	(381,423)	(287,991)

Net increase (decrease) from trust share transactions	2,406,048	(351,616)	(1,478,475)	1,369,141	594,808	1,694,023

Net increase (decrease) in net assets	2,644,003	2,952,133	(1,204,184)	3,744,579	689,852	3,646,782

Net Assets
Beginning of period	40,594,958	37,642,825	42,459,253	38,714,674	34,496,399	30,849,617

End of period †	$43,238,961	$40,594,958	$41,255,069	$42,459,253	$35,186,251	$34,496,399

†Includes undistributed net investment income of	$31,504	$29,621	$82,347	$80,310	$25,738	$24,201

*Trust Shares Issued and Redeemed
Class A:
Sold	313,826	363,174	88,789	277,075	177,937	273,508
Issued for dividends reinvested	46,122	85,269	38,927	77,733	31,388	58,291
Redeemed	(160,264)	(446,978)	(229,379)	(197,665)	(134,019)	(176,655)

Net increase (decrease) in Class A trust shares outstanding	199,684	1,465	(101,663)	157,143	75,306	155,144

Class B:
Sold	668	8,380	6,156	5,630	1,405	8,910
Issued for dividends reinvested	1,185	3,149	1,328	3,272	958	2,580
Redeemed	(21,290)	(41,856)	(18,676)	(60,861)	(31,797)	(34,469)

Net decrease in Class B trust shares outstanding	(19,437)	(30,327)	(11,192)	(51,959)	(29,434)	(22,979)

72	See notes to financial statements	73

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2010

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Fund, Tax Exempt Fund II and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). The Trust’s Board of Trustees (“the Board”) has approved changes recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds and effective February 1, 2010, for Tax Exempt Fund, Tax Exempt Fund II, California and New York Funds, the policy of investing in insured securities was eliminated and the name of each Fund was changed to remove the word “Insured”. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Board. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board. “When-issued securities” are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

74

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

75

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2010

The summary of the inputs used to value each Fund’s net assets as of June 30, 2010 is as follows:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Investments in Municipal Bonds:
Tax Exempt	—	$723,020,187	—
Tax Exempt II	—	197,105,184	—
California	—	29,877,032	—
Connecticut	—	36,525,326	—
Massachusetts	—	25,388,794	—
Michigan	—	27,499,561	—
Minnesota	—	21,978,808	—
New Jersey	—	54,926,822	—
New York	—	156,021,996	—
North Carolina	—	26,598,795	—
Ohio	—	23,385,633	—
Oregon	—	42,332,269	—
Pennsylvania	—	41,222,878	—
Virginia	—	35,573,323	—

Investments in Short-Term Tax Exempt Investments:
Tax Exempt II	—	$3,500,000	—
Ohio	—	300,000	—
Oregon	—	1,000,000	—

There were no transfers into or from Level 1 or Level 2 by the Funds during the six months ended June 30, 2010.

In January 2010, FASB released Accounting Standards Update (“ASU”) No. 2010-06 (“ASU No. 2010-06”), Improving Disclosures about Fair Value Measurements. Among the new disclosures and clarifications of existing disclosures, ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3.

76

The Funds adopted the ASU on January 1, 2010, except for the Level 3 gross basis roll forward reconciliation, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

B. Federal Income Taxes—It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At December 31, 2009, capital loss carryovers were as follows:

			Year Capital Loss
			Carryovers Expire
Fund	Total	2012	2015	2016	2017
Tax Exempt	$20,002	$—	$—	$20,002	$—
California	39,598	—	—	39,598	—
Connecticut	100,517	—	—	95,365	5,152
Massachusetts	247,995	—	—	29,820	218,175
Michigan	38,406	—	—	38,406	—
Minnesota	101,856	16,322	85,534	—	—
New Jersey	114,502	—	—	114,502	—
New York	1,046,527	28,382	—	—	1,018,145
North Carolina	107,865	—	—	42,054	65,811
Oregon	34,142	—	—	34,142	—
Pennsylvania	35,747	—	—	35,747	—
Virginia	354,779	—	—	62,861	291,918

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006 – 2009. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

77

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2010

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation—Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which is based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the six months ended June 30, 2010, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $32 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2010, the Funds’ expense reduction under these arrangements amounted to $3,264.

F. Derivatives—The Funds may invest in derivatives such as futures contracts (“futures contracts”), options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”) and interest rate swap agreements (“swap agreements”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid

78

upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%–5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the six months ended June 30, 2010, the Funds had no investments in futures contracts or options.

79

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2010

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the six months ended June 30, 2010, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

The Funds determined that the criteria for sale accounting in ASC 860, “Transfers and Servicing” (“ASC 860”) formerly known as Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds during the year ended December 31, 2005, and that the transfers should have been accounted for as secured borrowings rather than as sales. Since the impact of recording the transfers as secured borrowings would not have had a material effect on the ratios of net expenses to average net assets, the ratios of total expenses to average net assets and the portfolio turnover rates, the Financial Highlights presented herein for the year ended December 31, 2005 have not been restated.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations

80

provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the six months ended June 30, 2010, the Funds had no investments in swap agreements.

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Class A and Class B shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

81

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2010

4. Security Transactions—For the six months ended June 30, 2010, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Tax Exempt	$ 63,093,716	$59,128,696
Tax Exempt II	106,130,396	90,239,250
California	7,899,584	8,656,152
Connecticut	3,546,903	4,752,873
Massachusetts	2,700,587	3,732,402
Michigan	5,448,068	5,637,938
Minnesota	3,765,223	3,051,331
New Jersey	6,004,665	4,412,635
New York	22,110,310	16,731,921
North Carolina	3,421,234	3,236,148
Ohio	3,728,378	4,079,953
Oregon	6,009,903	4,243,257
Pennsylvania	8,535,885	10,608,443
Virginia	4,149,150	2,112,968

At June 30, 2010, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Tax Exempt	$664,629,680	$58,424,500	$ 33,993	$58,390,507
Tax Exempt II	190,289,266	10,454,306	138,388	10,315,918
California	28,163,855	1,718,712	5,535	1,713,177
Connecticut	34,654,647	1,906,477	35,798	1,870,679
Massachusetts	23,969,289	1,530,349	110,844	1,419,505
Michigan	25,868,034	1,631,527	—	1,631,527
Minnesota	20,805,459	1,173,349	—	1,173,349
New Jersey	50,959,049	4,001,135	33,362	3,967,773
New York	144,830,590	11,196,574	5,168	11,191,406
North Carolina	24,824,766	1,774,029	—	1,774,029
Ohio	22,132,989	1,552,644	—	1,552,644
Oregon	40,869,561	2,469,582	6,874	2,462,708
Pennsylvania	38,593,903	2,628,975	—	2,628,975
Virginia	33,755,340	1,825,002	7,019	1,817,983

82

5. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and/or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2010, total trustees fees accrued by the Funds amounted to $37,872.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six months ended June 30, 2010, FIMCO has voluntarily waived advisory fees in excess of .53% for each Fund. For the six months ended June 30, 2010, advisory fees accrued by the Funds to FIMCO were $4,246,128 of which $333,729 was waived as noted above.

For the six months ended June 30, 2010, FIC, as underwriter, received $2,276,581 in commissions from the sale of shares of the Funds after allowing $198,977 to other dealers. Shareholder servicing costs included $372,236 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2010, total distribution plan fees accrued to FIC by the Funds amounted to $2,233,682.

6. Subsequent Events—Subsequent events occurring after June 30, 2010 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

83

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate

TAX EXEMPT FUND
Class A
2005	$10.25	$.409	$(.236)	$.173	$.408	$.025	$.433	$9.99	1.72%	$759,815	1.01%		1.01%		4.02%		1.13%		3.90%		24%
2006	9.99	.411	(.079)	.332	.408	.054	.462	9.86	3.41	704,319	1.10	(c)	1.10	(c)	4.14		1.14	(c)	4.10		22
2007	9.86	.412	(.094)	.318	.408	—	.408	9.77	3.32	723,211	1.04	(c)	1.04	(c)	4.20		1.10	(c)	4.14		38
2008	9.77	.417	(.488)	(.071)	.413	.006	.419	9.28	(.73)	678,260.96			.96		4.38		1.02		4.32		50
2009	9.28	.423	.523	.946	.426	—	.426	9.80	10.36	715,079.96			.96		4.40		1.02		4.34		26
2010(b)	9.80	.211	.042	.253	.213	—	.213	9.84	2.61	718,257.97		†	.97	†	4.32	†	1.01	†	4.28	†	8
Class B
2005	10.23	.329	(.228)	.101	.336	.025	.361	9.97	1.00	3,073	1.74		1.74		3.29		1.86		3.17		24
2006	9.97	.327	(.067)	.260	.336	.054	.390	9.84	2.66	2,502	1.83	(c)	1.83	(c)	3.41		1.87	(c)	3.37		22
2007	9.84	.403	(.156)	.247	.337	—	.337	9.75	2.58	7,866	1.74	(c)	1.74	(c)	3.50		1.80	(c)	3.44		38
2008	9.75	.351	(.483)	(.132)	.342	.006	.348	9.27	(1.36)	6,981	1.66		1.66		3.68		1.72		3.62		50
2009	9.27	.359	.507	.866	.356	—	.356	9.78	9.47	6,338	1.66		1.66		3.70		1.72		3.64		26
2010(b)	9.78	.180	.038	.218	.178	—	.178	9.82	2.25	5,295	1.67	†	1.67	†	3.62	†	1.71	†	3.58	†	8

TAX EXEMPT FUND II
Class A
2005	$15.42	$.523	$.050	$.573	$.523	$.140	$.663	$15.33	3.77%	$101,741	1.00%		1.01%		3.37%		1.46%		2.91%		114%
2006	15.33	.532	.192	.724	.538	.136	.674	15.38	4.82	115,234	1.00		1.01		3.47		1.18		3.29		112
2007	15.38	.528	(.155)	.373	.523	—	.523	15.23	2.49	116,011.99			1.00		3.47		1.07		3.39		118
2008	15.23	.551	(.702)	(.151)	.539	—	.539	14.54	(.98)	125,623	1.00		1.01		3.72		1.08		3.65		146
2009	14.54	.597	1.414	2.011	.591	—	.591	15.96	14.02	174,905	1.00		1.00		3.89		1.07		3.82		110
2010(b)	15.96	.302	.165	.467	.307	—	.307	16.12	2.95	189,298	1.01	†	1.01	†	3.81	†	1.06	†	3.76	†	48
Class B
2005	15.42	.408	.045	.453	.403	.140	.543	15.33	2.97	16,091	1.75		1.76		2.62		2.21		2.16		114
2006	15.33	.419	.185	.604	.418	.136	.554	15.38	4.01	13,781	1.75		1.76		2.72		1.93		2.54		112
2007	15.38	.425	(.162)	.263	.413	—	.413	15.23	1.75	11,159	1.69		1.70		2.77		1.77		2.69		118
2008	15.23	.455	(.712)	(.257)	.433	—	.433	14.54	(1.69)	8,433	1.70		1.71		3.02		1.78		2.95		146
2009	14.54	.498	1.410	1.908	.488	—	.488	15.96	13.27	8,436	1.70		1.70		3.19		1.77		3.12		110
2010(b)	15.96	.257	.158	.415	.255	—	.255	16.12	2.62	7,218	1.71	†	1.71	†	3.11	†	1.76	†	3.06	†	48

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND
Class A
2005	$12.52	$.474	$(.151)	$.323	$.480	$.173	$.653	$12.19	2.63%	$26,536.85%			.86%		3.81%		1.17%		3.49%		59%
2006	12.19	.470	.027	.497	.461	.056	.517	12.17	4.16	26,592.85			.86		3.84		1.07		3.62		30
2007	12.17	.467	(.162)	.305	.470	.025	.495	11.98	2.56	25,669.85			.87		3.89		1.06		3.68		49
2008	11.98	.476	(.882)	(.406)	.475	.009	.484	11.09	(3.46)	25,264.85			.86		4.09		1.08		3.87		65
2009	11.09	.475	1.015	1.490	.480	—	.480	12.10	13.62	29,206	1.01		1.01		4.04		1.08		3.97		60
2010(b)	12.10	.241	.049	.290	.240	—	.240	12.15	2.42	29,807	1.04	†	1.04	†	4.01	†	1.09	†	3.96	†	26
Class B
2005	12.52	.384	(.147)	.237	.384	.173	.557	12.20	1.92	2,571	1.60		1.61		3.06		1.92		2.74		59
2006	12.20	.387	.011	.398	.372	.056	.428	12.17	3.32	1,899	1.60		1.61		3.09		1.82		2.87		30
2007	12.17	.395	(.165)	.230	.385	.025	.410	11.99	1.93	1,375	1.55		1.57		3.19		1.76		2.98		49
2008	11.99	.410	(.909)	(.499)	.392	.009	.401	11.09	(4.23)	953	1.55		1.56		3.39		1.78		3.17		65
2009	11.09	.392	1.025	1.417	.397	—	.397	12.11	12.92	1,089	1.71		1.71		3.34		1.78		3.27		60
2010(b)	12.11	.202	.047	.249	.199	—	.199	12.16	2.06	1,039	1.74	†	1.74	†	3.31	†	1.79	†	3.26	†	26

84	85

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate

CONNECTICUT FUND

Class A
2005	$13.50	.515	$(.186)	$.329	$.521	$.068	$.589	$13.24	2.48%	$34,186.85%			.86%		3.84%		1.18%		3.51%		38%
2006	13.24	.498	(.002)	.496	.501	.045	.546	13.19	3.83	35,707.88			.89		3.77		1.08		3.57		32
2007	13.19	.488	(.107)	.381	.481	—	.481	13.09	2.96	36,062.90			.91		3.75		1.06		3.59		27
2008	13.09	.499	(.766)	(.267)	.493	—	.493	12.33	(2.08)	33,740.90			.91		3.90		1.08		3.73		55
2009	12.33	.505	1.062	1.567	.507	—	.507	13.39	12.88	36,229	1.01		1.01		3.87		1.08		3.80		20
2010(b)	13.39	.251	.024	.275	.255	—	.255	13.41	2.07	35,822	1.03	†	1.03	†	3.78	†	1.08	†	3.73	†	10
Class B
2005	13.49	.414	(.191)	.223	.425	.068	.493	13.22	1.68	4,115	1.60		1.61		3.09		1.93		2.76		38
2006	13.22	.398	(.008)	.390	.405	.045	.450	13.16	3.01	3,299	1.63		1.64		3.02		1.83		2.82		32
2007	13.16	.394	(.096)	.298	.388	—	.388	13.07	2.31	2,244	1.60		1.61		3.05		1.76		2.89		27
2008	13.07	.408	(.759)	(.351)	.399	—	.399	12.32	(2.72)	1,885	1.60		1.61		3.20		1.78		3.03		55
2009	12.32	.415	1.048	1.463	.413	—	.413	13.37	12.00	1,557	1.71		1.71		3.17		1.78		3.10		20
2010(b)	13.37	.206	.022	.228	.208	—	.208	13.39	1.71	1,279	1.73	†	1.73	†	3.08	†	1.78	†	3.03	†	10

MASSACHUSETTS FUND

Class A
2005	$12.10	$.465	$(.195)	$.270	$.456	$.044	$500	$11.87	2.27%	$23,220.85%			.86%		3.85%		1.22%		3.48%		27%
2006	11.87	.467	(.070)	.397	.462	.055	.517	11.75	3.42	24,004.78			.80		3.98		1.12		3.64		16
2007	11.75	.462	(.141)	.321	.468	.033	.501	11.57	2.81	24,120.75			.77		3.98		1.08		3.65		40
2008	11.57	.463	(.789)	(.326)	.468	.006	.474	10.77	(2.90)	22,642.75			.76		4.13		1.11		3.78		39
2009	10.77	.453	.921	1.374	.444	—	.444	11.70	12.94	24,776	1.03		1.03		3.97		1.10		3.90		42
2010(b)	11.70	.229	.025	.254	.224	—	.224	11.73	2.19	24,807	1.07	†	1.07	†	3.95	†	1.12	†	3.90	†	10
Class B
2005	12.11	.379	(.197)	.182	.368	.044	.412	11.88	1.52	2,781	1.60		1.61		3.10		1.97		2.73		27
2006	11.88	.386	(.074)	.312	.377	.055	.432	11.76	2.69	2,217	1.53		1.55		3.23		1.87		2.89		16
2007	11.76	.390	(.151)	.239	.386	.033	.419	11.58	2.09	1,726	1.45		1.47		3.28		1.78		2.95		40
2008	11.58	.388	(.793)	(.405)	.389	.006	.395	10.78	(3.57)	1,485	1.45		1.46		3.43		1.81		3.08		39
2009	10.78	.388	.907	1.295	.365	—	.365	11.71	12.15	1,177	1.73		1.73		3.27		1.80		3.20		42
2010(b)	11.71	.206	.009	.215	.185	—	.185	11.74	1.85	916	1.77	†	1.77	†	3.25	†	1.82	†	3.20	†	10

MICHIGAN FUND

Class A
2005	$12.78	$.523	$(.224)	$.299	$.494	$.235	$.729	$12.35	2.38%	$32,325.90%			.91%		4.10%		1.20%		3.80%		36%
2006	12.35	.487	(.044)	.443	.503	.080	.583	12.21	3.68	29,016.90			.91		3.96		1.11		3.75		39
2007	12.21	.479	(.139)	.340	.480	—	.480	12.07	2.86	28,063.90			.90		3.97		1.09		3.78		26
2008	12.07	.479	(.641)	(.162)	.478	—	.478	11.43	(1.35)	28,056.90			.91		4.08		1.10		3.89		31
2009	11.43	.480	.696	1.176	.486	—	.486	12.12	10.46	27,142	1.03		1.03		4.04		1.10		3.97		31
2010(b)	12.12	.239	.074	.313	.243	—	.243	12.19	2.60	26,988	1.05	†	1.06	†	3.96	†	1.11	†	3.91	†	20
Class B
2005	12.76	.426	(.223)	.203	.398	.235	.633	12.33	1.61	2,238	1.65		1.66		3.35		1.95		3.05		36
2006	12.33	.393	(.046)	.347	.407	.080	.487	12.19	2.88	2,043	1.65		1.66		3.21		1.86		3.00		39
2007	12.19	.394	(.141)	.253	.393	—	.393	12.05	2.13	1,846	1.60		1.60		3.27		1.79		3.08		26
2008	12.05	.399	(.637)	(.238)	.392	—	.392	11.42	(1.99)	1,473	1.60		1.61		3.38		1.80		3.19		31
2009	11.42	.406	.686	1.092	.402	—	.402	12.11	9.69	823	1.73		1.73		3.34		1.80		3.27		31
2010(b)	12.11	.198	.073	.271	.201	—	.201	12.18	2.25	776	1.75	†	1.76	†	3.26	†	1.81	†	3.21	†	20

86	87

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate

MINNESOTA FUND

Class A
2005	$12.08	$.483	$(.231)	$.252	$.492	—	$.492	$11.84	2.13%	$15,420.60%			.62%		4.03%		1.25%		3.38%		31%
2006	11.84	.472	.009	.481	.471	—	.471	11.85	4.16	15,967.65			.67		4.01		1.14		3.52		35
2007	11.85	.460	(.112)	.348	.458	—	.458	11.74	3.02	16,070.67			.69		3.92		1.13		3.46		47
2008	11.74	.457	(.400)	.057	.457	—	.457	11.34	.53	19,104.67			.68		4.00		1.11		3.57		25
2009	11.34	.426	.712	1.138	.418	—	.418	12.06	10.16	21,211	1.05		1.05		3.60		1.12		3.53		22
2010(b)	12.06	.220	.055	.275	.215	—	.215	12.12	2.30	21,814	1.06	†	1.06	†	3.68	†	1.11	†	3.63	†	14
Class B
2005	12.10	.405	(.240)	.165	.405	—	.405	11.86	1.38	719	1.35		1.37		3.28		2.00		2.63		31
2006	11.86	.388	(.002)	.386	.386	—	.386	11.86	3.32	616	1.40		1.42		3.26		1.89		2.77		35
2007	11.86	.382	(.116)	.266	.376	—	.376	11.75	2.30	527	1.37		1.39		3.22		1.83		2.76		47
2008	11.75	.395	(.417)	(.022)	.378	—	.378	11.35	(.16)	319	1.37		1.38		3.30		1.81		2.87		25
2009	11.35	.354	.695	1.049	.339	—	.339	12.06	9.33	276	1.75		1.75		2.90		1.82		2.83		22
2010(b)	12.06	.180	.056	.236	.176	—	.176	12.12	1.97	271	1.76	†	1.76	†	2.98	†	1.81	†	2.93	†	14

NEW JERSEY FUND

Class A
2005	$13.12	$.494	$(.186)	$.308	$.498	$ —	$.498	$12.93	2.39%	$61,161.95%			.96%		3.79%		1.16%		3.58%		40%
2006	12.93	.484	(.033)	.451	.480	.071	.551	12.83	3.57	56,712.95			.96		3.77		1.06		3.66		19
2007	12.83	.483	(.131)	.352	.484	.068	.552	12.63	2.82	50,444.95			.96		3.80		1.07		3.68		37
2008	12.63	.484	(.599)	(.115)	.484	.011	.495	12.02	(.92)	48,137.95			.96		3.90		1.08		3.78		37
2009	12.02	.508	.990	1.498	.498	—	.498	13.02	12.63	52,592.99			.99		4.00		1.06		3.93		40
2010(b)	13.02	.261	.017	.278	.258	—	.258	13.04	2.15	53,230	1.00	†	1.00	†	4.03	†	1.05	†	3.98	†	8
Class B
2005	13.09	.395	(.185)	.210	.390	—	.390	12.91	1.63	5,776	1.70		1.71		3.04		1.91		2.83		40
2006	12.91	.388	(.033)	.355	.374	.071	.445	12.82	2.80	4,929	1.70		1.71		3.02		1.81		2.91		19
2007	12.82	.395	(.134)	.261	.393	.068	.461	12.62	2.09	4,231	1.65		1.66		3.10		1.77		2.98		37
2008	12.62	.406	(.515)	(.109)	.394	.107	.501	12.01	(1.64)	2,616	1.65		1.66		3.20		1.78		3.08		37
2009	12.01	.437	.982	1.419	.409	—	.409	13.02	11.94	1,727	1.69		1.69		3.30		1.76		3.23		40
2010(b)	13.02	.223	—	.223	.213	—	.213	13.03	1.73	1,522	1.70	†	1.70	†	3.33	†	1.75	†	3.28	†	8

NEW YORK FUND

Class A
2005	$14.60	$.536	$(.225)	$.311	$.541	—	$.541	$14.37	2.16%	$169,787.98%			.99%		3.70%		1.14%		3.55%		49%
2006	14.37	.543	(.044)	.499	.539	—	.539	14.33	3.55	159,859.97			.98		3.78		1.03		3.73		24
2007	14.33	.536	(.136)	.400	.540	—	.540	14.19	2.87	148,128.96			.97		3.78		1.03		3.71		42
2008	14.19	.543	(.742)	(.199)	.541	—	.541	13.45	(1.42)	138,706.97			.97		3.93		1.04		3.86		42
2009	13.45	.578	.949	1.527	.567	—	.567	14.41	11.52	149,941.96			.96		4.10		1.03		4.03		38
2010(b)	14.41	.287	.071	.358	.288	—	.288	14.48	2.50	153,734.98		†	.98	†	4.00	†	1.03	†	3.95	†	11
Class B
2005	14.58	.427	(.224)	.203	.433	—	.433	14.35	1.41	6,938	1.73		1.74		2.95		1.89		2.80		49
2006	14.35	.434	(.043)	.391	.431	—	.431	14.31	2.77	5,847	1.72		1.73		3.03		1.78		2.98		24
2007	14.31	.435	(.127)	.308	.438	—	.438	14.18	2.20	4,881	1.66		1.67		3.08		1.73		3.01		42
2008	14.18	.443	(.744)	(.301)	.439	—	.439	13.44	(2.15)	3,092	1.67		1.67		3.23		1.74		3.16		42
2009	13.44	.481	.944	1.425	.465	—	.465	14.40	10.73	2,382	1.66		1.66		3.40		1.73		3.33		38
2010(b)	14.40	.238	.079	.317	.237	—	.237	14.48	2.21	2,129	1.68	†	1.68	†	3.30	†	1.73	†	3.25	†	11

88	89

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate

NORTH CAROLINA FUND

Class A
2005	$13.53	$.522	$(.173)	$.349	$.528	$.051	$.579	$13.30	2.62%	$22,561.75%			.77%		3.88%		1.20%		3.43%		22%
2006	13.30	.512	.035	.547	.506	.071	.577	13.27	4.20	22,128.75			.77		3.85		1.09		3.51		34
2007	13.27	.504	(.131)	.373	.504	.019	.523	13.12	2.89	22,905.75			.76		3.85		1.07		3.53		20
2008	13.12	.511	(.601)	(.090)	.506	.004	.510	12.52	(.67)	22,817.75			.76		4.00		1.09		3.67		46
2009	12.52	.513	1.001	1.514	.514	—	.514	13.52	12.28	24,580	1.02		1.02		3.90		1.09		3.83		71
2010(b)	13.52	.259	.110	.369	.259	—	.259	13.63	2.75	24,931	1.04	†	1.04	†	3.84	†	1.09	†	3.79	†	12
Class B
2005	13.53	.422	(.179)	.243	.432	.051	.483	13.29	1.82	4,576	1.50		1.52		3.13		1.95		2.68		22
2006	13.29	.411	.039	.450	.409	.071	.480	13.26	3.45	4,116	1.50		1.52		3.10		1.84		2.76		34
2007	13.26	.410	(.133)	.277	.408	.019	.427	13.11	2.14	3,153	1.45		1.46		3.15		1.77		2.83		20
2008	13.11	.421	(.597)	(.176)	.410	.004	.414	12.52	(1.34)	2,255	1.45		1.46		3.30		1.79		2.97		46
2009	12.52	.421	1.007	1.428	.418	—	.418	13.53	11.55	2,217	1.72		1.72		3.20		1.79		3.13		71
2010(b)	13.53	.212	.109	.321	.211	—	.211	13.64	2.39	2,075	1.74	†	1.74	†	3.14	†	1.79	†	3.09	†	12

OHIO FUND

Class A
2005	$12.77	$.510	$(.264)	$.246	$.516	$ —	$.516	$12.50	1.96%	$21,696.75%			.76%		4.04%		1.20%		3.59%		13%
2006	12.50	.504	(.032)	.472	.506	.026	.532	12.44	3.86	21,889.75			.77		4.05		1.11		3.69		11
2007	12.44	.488	(.074)	.414	.492	.062	.554	12.30	3.42	21,613.75			.77		3.97		1.08		3.64		59
2008	12.30	.492	(.483)	.009	.487	.022	.509	11.80	.11	22,189.75			.76		4.10		1.10		3.76		46
2009	11.80	.483	.719	1.202	.484	.048	.532	12.47	10.33	22,635	1.03		1.03		3.93		1.10		3.86		42
2010(b)	12.47	.245	.101	.346	.246	—	.246	12.57	2.79	22,806	1.06	†	1.06	†	3.93	†	1.11	†	3.88	†	16
Class B
2005	12.77	.416	(.256)	.160	.420	—	.420	12.51	1.27	3,382	1.50		1.51		3.29		1.95		2.84		13
2006	12.51	.412	(.036)	.376	.410	.026	.436	12.45	3.07	2,952	1.50		1.52		3.30		1.86		2.94		11
2007	12.45	.404	(.076)	.328	.406	.062	.468	12.31	2.69	2,123	1.45		1.47		3.27		1.78		2.94		59
2008	12.31	.411	(.487)	(.076)	.402	.022	.424	11.81	(.60)	1,565	1.45		1.46		3.40		1.80		3.06		46
2009	11.81	.402	.717	1.119	.401	.048	.449	12.48	9.58	1,106	1.73		1.73		3.23		1.80		3.16		42
2010(b)	12.48	.204	.091	.295	.205	—	.205	12.57	2.37	938	1.76	†	1.76	†	3.23	†	1.81	†	3.18	†	16

OREGON FUND

Class A
2005	$13.20	$.490	$(.161)	$.329	$.486	$.073	$.559	$12.97	2.54%	$29,204.85%			.86%		3.72%		1.22%		3.35%		44%
2006	12.97	.480	.034	.514	.480	.004	.484	13.00	4.04	31,552.85			.87		3.73		1.10		3.48		41
2007	13.00	.468	(.135)	.333	.473	—	.473	12.86	2.63	34,257.90			.91		3.65		1.08		3.47		29
2008	12.86	.474	(.635)	(.161)	.469	—	.469	12.23	(1.26)	35,975.90			.91		3.79		1.09		3.61		44
2009	12.23	.482	1.079	1.561	.481	—	.481	13.31	12.91	39,182	1.01		1.01		3.71		1.08		3.64		35
2010(b)	13.31	.242	.080	.322	.242	—	.242	13.39	2.44	42,078	1.03	†	1.03	†	3.66	†	1.08	†	3.61	†	10
Class B
2005	13.18	.391	(.168)	.223	.390	.073	.463	12.94	1.71	2,537	1.60		1.61		2.97		1.97		2.60		44
2006	12.94	.384	.034	.418	.384	.004	.388	12.97	3.28	2,436	1.60		1.62		2.98		1.85		2.73		41
2007	12.97	.376	(.135)	.241	.381	—	.381	12.83	1.90	1,839	1.60		1.61		2.95		1.78		2.77		29
2008	12.83	.386	(.629)	(.243)	.377	—	.377	12.21	(1.91)	1,668	1.60		1.61		3.09		1.79		2.91		44
2009	12.21	.392	1.076	1.468	.388	—	.388	13.29	12.14	1,413	1.71		1.71		3.01		1.78		2.94		35
2010(b)	13.29	.197	.079	.276	.196	—	.196	13.37	2.09	1,161	1.73	†	1.73	†	2.96	†	1.78	†	2.91	†	10

90	91

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate

PENNSYLVANIA FUND

Class A
2005	$13.32	$.514	$(.217)	$.297	$.514	$.173	$.687	$12.93	2.27%	$43,623.90%			.91%		3.90%		1.18%		3.62%		37%
2006	12.93	.503	(.005)	.498	.504	.064	.568	12.86	3.94	43,678.90			.91		3.89		1.08		3.71		38
2007	12.86	.496	(.114)	.382	.495	.027	.522	12.72	3.05	39,830.90			.91		3.91		1.06		3.75		40
2008	12.72	.502	(.476)	.026	.495	.011	.506	12.24	.25	36,747.90			.90		4.04		1.08		3.86		55
2009	12.24	.525	.743	1.268	.518	—	.518	12.99	10.50	41,046	1.00		1.00		4.11		1.07		4.04		56
2010(b)	12.99	.266	.079	.345	.265	—	.265	13.07	2.67	39,979	1.02	†	1.02	†	4.10	†	1.07	†	4.05	†	20
Class B
2005	13.31	.384	(.216)	.168	.375	.173	.548	12.93	1.51	3,237	1.65		1.66		3.15		1.93		2.87		37
2006	12.93	.410	(.006)	.404	.400	.064	.464	12.87	3.18	2,796	1.65		1.66		3.14		1.83		2.96		38
2007	12.87	.414	(.122)	.292	.405	.027	.432	12.73	2.33	2,315	1.60		1.61		3.21		1.76		3.05		40
2008	12.73	.420	(.481)	(.061)	.408	.011	.419	12.25	(.45)	1,968	1.60		1.60		3.34		1.78		3.16		55
2009	12.25	.465	.706	1.171	.431	—	.431	12.99	9.67	1,413	1.70		1.70		3.41		1.77		3.34		56
2010(b)	12.99	.230	.081	.311	.221	—	.221	13.08	2.41	1,276	1.72	†	1.72	†	3.40	†	1.77	†	3.35	†	20

VIRGINIA FUND

Class A
2005	$13.34	.505	$(.199)	$.306	$.518	$.068	$.586	$13.06	2.33%	$31,281.90%			.91%		3.81%		1.20%		3.51%		23%
2006	13.06	.495	.009	.504	.492	.102	.594	12.97	3.95	31,839.90			.91		3.81		1.10		3.61		29
2007	12.97	.483	(.151)	.332	.488	.054	.542	12.76	2.62	32,637.90			.91		3.77		1.08		3.59		40
2008	12.76	.482	(.575)	(.093)	.475	.002	.477	12.19	(.72)	29,464.90			.91		3.87		1.09		3.69		53
2009	12.19	.482	.770	1.252	.482	—	.482	12.96	10.42	33,321	1.02		1.02		3.80		1.09		3.73		25
2010(b)	12.96	.244	.030	.274	.244	—	.244	12.99	2.13	34,389	1.03	†	1.03	†	3.79	†	1.08	†	3.74	†	6
Class B
2005	13.29	.402	(.191)	.211	.413	.068	.481	13.02	1.61	1,992	1.65		1.66		3.06		1.95		2.76		23
2006	13.02	.395	.013	.408	.386	.102	.488	12.94	3.19	1,476	1.65		1.66		3.06		1.85		2.86		29
2007	12.94	.393	(.154)	.239	.395	.054	.449	12.73	1.89	1,488	1.60		1.61		3.07		1.78		2.89		40
2008	12.73	.394	(.569)	(.175)	.383	.002	.385	12.17	(1.37)	1,386	1.60		1.61		3.17		1.79		2.99		53
2009	12.17	.395	.758	1.153	.393	—	.393	12.93	9.59	1,176	1.72		1.72		3.10		1.79		3.03		25
2010(b)	12.93	.204	.024	.228	.198	—	.198	12.96	1.77	797	1.73	†	1.73	†	3.09	†	1.78	†	3.04	†	6

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
†	Annualized.
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
(b)	For the period January 1, 2010 to June 30, 2010.
(c)	The expense ratios of Tax Exempt Fund includes interest expense as follows:

Year Ended December 31, 2006		0.11%

Year Ended December 31, 2007		0.08%

92	See notes to financial statements	93

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Fund, Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Funds, as of June 30, 2010, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Fund, Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Funds, as of June 30, 2010, and the results of their operations, changes in their net assets, and their financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 27, 2010

94

Board Considerations of Advisory Contracts and Fees
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

At a meeting held on May 20, 2010 (“May Meeting”), the Board of Trustees (“Board”), including a majority of the non-interested or independent Trustees (hereinafter, “Trustees”), approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between First Investors Management Company, Inc. (“FIMCO”) and each of the following funds (each a “Fund” and collectively the “Funds”): Tax Exempt Fund, Tax Exempt Fund II, California Tax Exempt Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund. The state specific funds are referred to herein by their names or collectively as the “State Tax Exempt Funds”.

In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement for the May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by FIMCO’s Director of Fixed Income (who serves as the portfolio manager for each of the Funds) and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the May Meeting, the independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, that included, among other things: (1) the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”); and (2) comparative information on each Fund’s volatility versus total return. Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Administrative Data Management Corp. (“ADM”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. In addition to evaluating, among other things, the written information provided by FIMCO,

95

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting.

Based on all of the information presented, the Board, including a majority of its independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board also recognized that it is the philosophy of FIMCO and its affiliates to provide personal service to the shareholders of the Funds, that FIMCO and its affiliates strive to service the needs of a shareholder base that includes many investors who are less affluent and that the average account size of many of the First Investors funds is small by comparison to the industry average account size. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements;

96

(4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Board noted that FIMCO provides not only advisory services but historically has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds in light of the current market environment.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through First Investors Corporation (“FIC”), which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of FIMCO’s services as well as the services of its affiliates supported approval of the Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the performance of the Funds over the most recent calendar year (“1-year period”) and the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2010 (the “year-to-date period”). The Board also reviewed the annual yield of each Fund for each of the past five calendar years. With regard to the performance and yield information, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield.

97

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund fell within one of the top three quintiles for at least one of the performance periods provided by Lipper. The Board also noted that the yield for each Fund, except for Tax Exempt Fund II, Minnesota Tax Exempt Fund and Oregon Tax Exempt Fund, for each of the past five calendar years fell within one of the top three quintiles. The Board also noted that the yield for Tax Exempt Fund II fell within one of the top three quintiles for two of the past five calendar years and the yield for the Minnesota Tax Exempt Fund and Oregon Tax Exempt Fund fell within one of the top three quintiles for four of the past five calendar years. Moreover, the Board considered the volatility versus total return data provided by Lipper as well as FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement.

The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of the Tax Exempt Fund and Tax Exempt Fund II on a quintile basis as compared to its Peer Group and noted the relative position of each such Fund within the Peer Group. With regard to the State Tax Exempt Funds, the Board noted that Lipper did not provide data comparing each such Fund’s contractual and actual management fee on a quintile basis due to the limited number of funds in each such Fund’s Peer Group. However, the Board reviewed data provided by Lipper showing each State Tax Exempt Fund’s management fees as compared to the median of its Peer Group. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to extend, on a voluntary basis, the existing management fee caps for all of the Funds until May 31, 2011.

The Board also reviewed the information compiled by Lipper comparing each Fund’s Class A share total expense ratio, taking into account FIMCO’s current expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis for the Tax Exempt

98

Fund and Tax Exempt Fund II and against the median of the Peer Group for the State Tax Exempt Funds. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that: (i) there are significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders; and (ii) Lipper expense comparisons do not take into account the size of the fund complex, and as a result, in most cases, the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Lipper’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2009, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale. The Board noted that the Tax Exempt Fund has reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rates due to breakpoints in its fee schedule. With regard to all of the other Funds, the Board recognized that, although the Funds are not currently at an asset level at which they can take advantage of the breakpoints contained in their

99

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

fee schedule, each schedule is structured so that when the assets of the Funds increase, economies of scale may be shared for the benefit of shareholders.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered the profits earned or losses incurred by ADM and the income received by FIC and FIMCO’s affiliated bank as a result of FIMCO’s management of the First Investors funds.

* * *

In summary, after evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, the Board concluded that the level of fees paid to FIMCO with respect to each Fund is reasonable. As a result, the Board, including a majority of the independent Trustees, approved the Advisory Agreement with each Fund.

100

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees
———————————————————
Charles R. Barton, III
Stefan L. Geiringer
Robert M. Grohol
Kathryn S. Head
Arthur M. Scutro, Jr.
Mark R. Ward

Officers
———————————————————
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

101

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
———————————————————
Investment Adviser
First Investors Management
Company, Inc.
110 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
110 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

102

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

103

NOTES

104

NOTES

105

First Investors

110 Wall Street
New York, NY 10005

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TESAR

Item 2.	Code of Ethics

Not applicable

Item 3.	Audit Committee Financial Expert

Not applicable

Item 4.	Principal Accountant Fees and Services

Not applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule is included as part of the report to
shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicalbe

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/	KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:		September 8, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By	/S/	KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:		September 8, 2010